Schedule of Investments (unaudited) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$190	$199,844
4.20%, 04/15/24	75	79,502
4.65%, 10/01/28 (Call 07/01/28)	85	93,233
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	319	346,440
3.63%, 05/01/22	324	340,783
3.65%, 11/01/24 (Call 08/01/24)	45	48,654
WPP Finance 2010
3.63%, 09/07/22	50	51,825
3.75%, 09/19/24	195	207,494

		1,367,775

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	185	166,478
2.30%, 08/01/21	200	200,038
2.35%, 10/30/21	175	174,799
2.60%, 10/30/25 (Call 07/30/25)	45	42,008
2.70%, 02/01/27 (Call 12/01/26)	185	173,132
2.80%, 03/01/23 (Call 02/01/23)	120	118,248
2.80%, 03/01/27 (Call 12/01/26)	165	153,277
2.85%, 10/30/24 (Call 07/30/24)	65	63,120
2.95%, 02/01/30 (Call 11/01/29)	50	46,718
3.10%, 05/01/26 (Call 03/01/26)	125	121,258
3.20%, 03/01/29 (Call 12/01/28)	105	99,244
3.25%, 03/01/28 (Call 12/01/27)	130	123,248
4.88%, 05/01/25 (Call 04/01/25)	800	848,976
5.04%, 05/01/27 (Call 03/01/27)	500	530,660
5.15%, 05/01/30 (Call 02/01/30)	800	855,920
8.75%, 08/15/21	40	43,098
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	80	83,022
2.13%, 08/15/26 (Call 05/15/26)	195	208,459
2.25%, 11/15/22 (Call 08/15/22)	175	181,340
2.38%, 11/15/24 (Call 09/15/24)	55	58,401
2.63%, 11/15/27 (Call 08/15/27)	125	133,352
3.38%, 05/15/23 (Call 04/15/23)	106	114,113
3.50%, 05/15/25 (Call 03/15/25)	145	161,977
3.50%, 04/01/27 (Call 02/01/27)	200	225,216
3.63%, 04/01/30 (Call 01/01/30)	250	290,050
3.75%, 05/15/28 (Call 02/15/28)	180	207,850
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	25	26,144
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	225	246,739
3.85%, 06/15/23 (Call 05/15/23)	55	58,625
3.85%, 12/15/26 (Call 09/15/26)	220	245,148
4.40%, 06/15/28 (Call 03/15/28)	345	396,946
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	325	356,492
3.10%, 01/15/23 (Call 11/15/22)	135	144,117
3.35%, 09/15/21	175	181,716
3.55%, 01/15/26 (Call 10/15/25)	365	416,531
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	240	251,057
2.93%, 01/15/25 (Call 11/15/24)	295	319,638
3.20%, 02/01/27 (Call 11/01/26)	200	219,474
3.25%, 08/01/23	130	140,413
3.25%, 01/15/28 (Call 10/15/27)	384	425,591

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	$259	$267,594
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	410	420,307
3.13%, 05/04/27 (Call 02/04/27)	345	385,261
3.95%, 08/16/25 (Call 06/16/25)	85	96,874
4.13%, 11/16/28 (Call 08/16/28)	525	609,483
7.50%, 09/15/29	150	215,395
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	185,141
3.20%, 03/15/24 (Call 01/15/24)	185	196,403
3.50%, 03/15/27 (Call 12/15/26)	185	198,838
3.70%, 12/15/23 (Call 09/15/23)	185	199,060

		11,626,989

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	95	98,564
2.63%, 09/16/26 (Call 06/16/26)	357	372,836
2.85%, 08/09/22	398	412,666
3.40%, 05/06/30 (Call 02/06/30)	170	179,323
3.49%, 02/14/22	62	64,559
3.80%, 02/14/24 (Call 01/14/24)	168	182,176
4.00%, 01/31/24	332	361,983
4.40%, 02/14/26 (Call 12/14/25)	275	314,633
4.80%, 02/14/29 (Call 11/14/28)	425	490,242
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	395	424,542
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	245	252,396
2.79%, 09/06/24 (Call 08/06/24)	100	104,120
3.22%, 08/15/24 (Call 06/15/24)	360	378,731
3.22%, 09/06/26 (Call 07/06/26)	125	130,444
3.46%, 09/06/29 (Call 06/06/29)	205	213,647
3.56%, 08/15/27 (Call 05/15/27)	749	788,570
4.91%, 04/02/30 (Call 01/02/30)	250	286,390
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	90	90,274
3.75%, 09/25/27 (Call 06/25/27)	162	162,891
4.35%, 03/15/24 (Call 02/15/24)	130	139,927
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	210	217,287
2.38%, 08/17/22 (Call 07/17/22)	122	126,541
2.50%, 08/22/22	182	189,291
2.63%, 02/18/22 (Call 01/18/22)	115	118,635
2.63%, 03/06/23	230	241,548
2.75%, 02/25/26 (Call 11/25/25)	190	205,010
2.88%, 05/01/24 (Call 04/01/24)	100	106,854
2.90%, 11/15/21	55	56,772
3.13%, 08/17/27 (Call 05/17/27)	150	162,964
3.25%, 11/10/24	275	301,909
3.38%, 08/11/25 (Call 05/11/25)	195	216,401
3.60%, 11/15/23	180	196,105
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	615	678,579
4.85%, 09/15/23	230	253,566

		8,520,376

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	118	92,221
Series 2015-1, Class A, 3.38%, 11/01/28	75	58,311

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30	$4	$3,721
Series 2017-2, Class AA, 3.35%, 04/15/31	179	155,235
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	17	14,853
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	150	123,474
3.00%, 11/15/26 (Call 08/15/26)	75	69,316
4.75%, 05/04/23	500	507,320
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	16,347
Series 2014-2, Class A, 3.75%, 03/03/28	246	211,626

		1,252,424

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	280	306,286
2.75%, 03/27/27 (Call 01/27/27)	297	324,793
2.85%, 03/27/30 (Call 12/27/29)	750	834,233
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	85	89,365
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	110	103,222
4.13%, 07/15/27 (Call 04/15/27)	205	170,066

		1,827,965

Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.65%, 07/12/21	175	176,323
1.95%, 05/10/23	191	194,132
2.20%, 06/27/22	95	96,676
2.30%, 09/09/26	150	152,832
2.35%, 01/08/27	100	101,417
2.40%, 06/27/24	141	144,964
2.60%, 11/16/22	50	51,590
2.90%, 02/16/24	175	183,361
3.38%, 12/10/21	50	51,643
3.45%, 07/14/23	195	208,278
3.50%, 02/15/28	145	156,371
3.55%, 01/12/24	250	267,535
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	75	73,662
4.88%, 10/02/23	80	82,706
5.00%, 10/01/28 (Call 07/01/28)	246	253,498
5.40%, 10/02/23	50	52,690
6.13%, 10/01/25 (Call 09/01/25)	90	98,101
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	338	325,707
3.15%, 06/30/22 (Call 05/30/22)	100	99,055
3.20%, 07/06/21 (Call 06/06/21)	390	389,875
3.25%, 01/05/23 (Call 12/05/22)	205	203,846
3.45%, 01/14/22 (Call 12/14/21)	275	274,686
3.45%, 04/10/22 (Call 02/10/22)	150	149,960
3.50%, 11/07/24 (Call 09/07/24)	310	305,291
3.55%, 07/08/22	250	250,102
3.70%, 05/09/23 (Call 03/09/23)	425	424,086
3.85%, 01/05/28 (Call 10/05/27)	55	53,272
3.95%, 04/13/24 (Call 02/13/24)	25	25,035
4.00%, 01/15/25 (Call 10/15/24)	330	332,112
4.00%, 10/06/26 (Call 07/06/26)	200	199,232
4.15%, 06/19/23 (Call 05/19/23)	140	142,030
4.20%, 11/06/21	300	303,861
4.35%, 04/09/25 (Call 02/09/25)	195	198,032

Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 01/17/27 (Call 10/17/26)	$290	$289,835
4.38%, 09/25/21	275	277,857
5.10%, 01/17/24 (Call 12/17/23)	335	348,165
5.20%, 03/20/23	1,010	1,052,935
5.25%, 03/01/26 (Call 12/01/25)	179	187,571
PACCAR Financial Corp.
1.90%, 02/07/23	75	76,333
2.00%, 09/26/22	100	101,949
2.30%, 08/10/22	125	128,429
2.65%, 05/10/22	175	180,616
3.15%, 08/09/21	110	113,191
3.40%, 08/09/23	50	53,673
Toyota Motor Corp.
2.36%, 07/02/24	150	157,038
2.76%, 07/02/29	65	69,952
3.18%, 07/20/21	100	102,712
3.42%, 07/20/23	200	213,920
3.67%, 07/20/28	45	51,219
Toyota Motor Credit Corp.
1.80%, 10/07/21	220	222,147
2.00%, 10/07/24	200	207,912
2.15%, 09/08/22	225	230,908
2.60%, 01/11/22	225	230,726
2.63%, 01/10/23	205	213,167
2.65%, 04/12/22	275	284,584
2.90%, 04/17/24	260	276,637
3.00%, 04/01/25	250	271,765
3.05%, 01/11/28	150	161,951
3.20%, 01/11/27	300	327,810
3.35%, 01/08/24	175	188,310
3.38%, 04/01/30	250	281,127
3.40%, 09/15/21	250	258,345
3.40%, 04/14/25	150	164,936
3.45%, 09/20/23	245	263,902

		13,011,583

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	172	181,381
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	145	155,695
4.35%, 03/15/29 (Call 12/15/28)	50	49,441
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	101	106,657
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	150	147,080
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	25	26,811
4.15%, 10/01/25 (Call 07/01/25)	250	277,065

		944,130

Banks — 9.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	258,265
2.30%, 06/01/21	250	254,490
2.55%, 11/23/21	250	256,843
2.63%, 05/19/22	300	310,881
Banco Santander SA
2.71%, 06/27/24	400	414,196
2.75%, 05/28/25	200	203,822
3.13%, 02/23/23	200	205,778
3.31%, 06/27/29	200	210,250
3.49%, 05/28/30	200	204,362
3.85%, 04/12/23	200	210,308

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 04/11/27	$200	$215,906
4.38%, 04/12/28	200	218,462
5.18%, 11/19/25	400	442,072
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(a)	550	571,769
2.50%, 10/21/22 (Call 10/21/21)	660	675,002
2.50%, 02/13/31 (Call 02/13/30)(a)	500	510,445
2.82%, 07/21/23 (Call 07/21/22)(a)	390	403,517
2.88%, 04/24/23 (Call 04/24/22)(a)	435	448,772
2.88%, 10/22/30 (Call 10/22/29)(a)	720	756,295
3.00%, 12/20/23 (Call 12/20/22)(a)	735	767,935
3.09%, 10/01/25 (Call 10/01/24)(a)	260	276,471
3.12%, 01/20/23 (Call 01/20/22)(a)	416	429,740
3.19%, 07/23/30 (Call 07/23/29)(a)	750	807,637
3.25%, 10/21/27 (Call 10/21/26)	306	333,800
3.30%, 01/11/23	328	347,044
3.37%, 01/23/26 (Call 01/23/25)(a)	310	334,003
3.42%, 12/20/28 (Call 12/20/27)(a)	1,098	1,193,921
3.46%, 03/15/25 (Call 03/15/24)(a)	310	333,541
3.50%, 04/19/26	495	549,054
3.55%, 03/05/24 (Call 03/05/23)(a)	362	384,962
3.56%, 04/23/27 (Call 04/23/26)(a)	330	363,465
3.59%, 07/21/28 (Call 07/21/27)(a)	640	703,085
3.71%, 04/24/28 (Call 04/24/27)(a)	500	552,970
3.82%, 01/20/28 (Call 01/20/27)(a)	300	332,988
3.86%, 07/23/24 (Call 07/23/23)(a)	478	517,206
3.88%, 08/01/25	380	426,349
3.97%, 03/05/29 (Call 03/05/28)(a)	523	589,337
3.97%, 02/07/30 (Call 02/07/29)(a)	550	624,668
4.00%, 04/01/24	525	579,516
4.00%, 01/22/25	584	636,613
4.10%, 07/24/23	606	662,388
4.13%, 01/22/24	577	637,262
4.20%, 08/26/24	545	600,530
4.25%, 10/22/26	410	460,069
4.27%, 07/23/29 (Call 07/23/28)(a)	510	587,076
4.45%, 03/03/26	450	505,894
Series L, 3.95%, 04/21/25	495	540,342
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	167,555
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(a)	250	259,818
Bank of Montreal
1.90%, 08/27/21	715	726,933
2.35%, 09/11/22	575	599,167
2.50%, 06/28/24	105	110,314
2.55%, 11/06/22 (Call 10/06/22)	175	182,837
2.90%, 03/26/22	390	405,101
3.80%, 12/15/32 (Call 12/15/27)(a)	200	208,246
4.34%, 10/05/28 (Call 10/05/23)(a)	65	68,891
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	85	87,475
2.10%, 10/24/24	330	346,058
2.45%, 08/17/26 (Call 05/17/26)	241	259,576
2.60%, 02/07/22 (Call 01/07/22)	150	154,962
2.66%, 05/16/23 (Call 05/16/22)(a)	57	59,003
2.80%, 05/04/26 (Call 02/04/26)	255	280,089
2.95%, 01/29/23 (Call 12/29/22)	135	142,812
3.25%, 09/11/24 (Call 08/11/24)	190	208,715
3.25%, 05/16/27 (Call 02/16/27)	345	385,306
3.30%, 08/23/29 (Call 05/23/29)	58	64,035
3.40%, 05/15/24 (Call 04/15/24)	175	191,293

Security	Par (000)	Value

Banks (continued)
3.40%, 01/29/28 (Call 10/29/27)	$250	$284,605
3.45%, 08/11/23	130	142,094
3.50%, 04/28/23	130	140,114
3.85%, 04/28/28	180	212,472
3.95%, 11/18/25 (Call 10/18/25)	155	177,999
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	375	413,812
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	245,174
Bank of Nova Scotia (The)
2.38%, 01/18/23	25	25,900
2.45%, 09/19/22	293	305,470
2.70%, 03/07/22	450	466,524
2.70%, 08/03/26	430	459,390
4.50%, 12/16/25	480	536,424
Barclays PLC
3.20%, 08/10/21	450	459,288
3.65%, 03/16/25	210	223,511
3.93%, 05/07/25 (Call 05/07/24)(a)	350	372,673
4.34%, 05/16/24 (Call 05/16/23)(a)	300	319,179
4.34%, 01/10/28 (Call 01/10/27)	300	326,634
4.38%, 09/11/24	300	316,338
4.38%, 01/12/26	550	606,325
4.61%, 02/15/23 (Call 02/15/22)(a)	250	261,595
4.84%, 05/09/28 (Call 05/07/27)	250	269,655
4.97%, 05/16/29 (Call 05/16/28)(a)	300	343,992
5.09%, 06/20/30 (Call 06/20/29)(a)	300	333,855
5.20%, 05/12/26	500	549,320
BBVA USA
3.50%, 06/11/21 (Call 05/11/21)	250	253,460
3.88%, 04/10/25 (Call 03/10/25)	250	255,555
BNP Paribas SA
3.25%, 03/03/23	165	176,992
4.25%, 10/15/24	270	291,352
BPCE SA
2.75%, 12/02/21	250	257,060
4.00%, 04/15/24	250	273,597
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	307	317,923
2.61%, 07/22/23 (Call 07/22/22)(a)	99	101,799
3.50%, 09/13/23	250	271,245
Citigroup Inc.
2.35%, 08/02/21	250	254,083
2.57%, 06/03/31 (Call 06/03/30)(a)	600	600,324
2.67%, 01/29/31 (Call 01/29/30)(a)	400	407,384
2.70%, 10/27/22 (Call 09/27/22)	255	264,075
2.75%, 04/25/22 (Call 03/25/22)	550	567,402
2.88%, 07/24/23 (Call 07/24/22)(a)	277	286,039
2.98%, 11/05/30 (Call 11/05/29)(a)	250	259,440
3.11%, 04/08/26 (Call 04/08/25)(a)	900	949,392
3.14%, 01/24/23 (Call 01/24/22)(a)	355	365,384
3.20%, 10/21/26 (Call 07/21/26)	640	683,731
3.30%, 04/27/25	410	446,453
3.35%, 04/24/25 (Call 04/24/24)(a)	495	526,111
3.40%, 05/01/26	473	513,120
3.50%, 05/15/23	302	318,538
3.52%, 10/27/28 (Call 10/27/27)(a)	445	481,810
3.67%, 07/24/28 (Call 07/24/27)(a)	455	495,140
3.70%, 01/12/26	368	403,788
3.75%, 06/16/24	175	191,655
3.88%, 10/25/23	255	276,754
3.88%, 03/26/25	250	269,773

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27)(a)	$560	$615,496
3.98%, 03/20/30 (Call 03/20/29)(a)	525	587,947
4.00%, 08/05/24	240	257,806
4.04%, 06/01/24 (Call 06/01/23)(a)	245	263,593
4.05%, 07/30/22	149	157,411
4.08%, 04/23/29 (Call 04/23/28)(a)	250	279,812
4.13%, 07/25/28	345	377,623
4.30%, 11/20/26	90	100,373
4.40%, 06/10/25	350	386,655
4.41%, 03/31/31 (Call 03/31/30)(a)	700	808,780
4.45%, 09/29/27	765	849,762
4.50%, 01/14/22	503	531,565
4.60%, 03/09/26	405	453,284
5.50%, 09/13/25	400	467,288
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	285	291,977
3.70%, 03/29/23 (Call 02/28/23)	250	265,030
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	255	246,333
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	390	416,929
4.00%, 02/01/29 (Call 11/03/28)	135	146,495
Cooperatieve Rabobank UA
3.75%, 07/21/26	300	326,070
3.88%, 02/08/22	610	642,367
3.95%, 11/09/22	250	262,818
4.63%, 12/01/23	425	463,751
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	258,193
2.75%, 01/10/23	250	262,253
Credit Suisse AG/New York NY
2.10%, 11/12/21	320	326,646
2.95%, 04/09/25	700	752,759
3.00%, 10/29/21	380	391,966
3.63%, 09/09/24	450	492,129
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	390	424,020
3.80%, 09/15/22	450	475,236
3.80%, 06/09/23	250	265,278
4.55%, 04/17/26	500	565,245
Deutsche Bank AG, 4.10%, 01/13/26	180	185,596
Deutsche Bank AG/London, 3.70%, 05/30/24	340	347,779
Deutsche Bank AG/New York NY
3.70%, 05/30/24	200	202,732
3.96%, 11/26/25 (Call 11/26/24)(a)	500	514,060
4.25%, 10/14/21	300	304,989
Series D, 5.00%, 02/14/22	200	205,880
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	438,684
3.35%, 02/06/23 (Call 01/06/23)	250	258,333
3.45%, 07/27/26 (Call 04/27/26)	250	259,125
4.68%, 08/09/28 (Call 08/09/23)(a)	350	351,459
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	100	103,248
3.50%, 03/15/22 (Call 02/15/22)	73	76,281
3.65%, 01/25/24 (Call 12/25/23)	745	809,167
3.95%, 03/14/28 (Call 02/14/28)	140	155,035
4.30%, 01/16/24 (Call 12/16/23)	175	190,419
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	250	253,658

Security	Par (000)	Value

Banks (continued)
2.25%, 02/01/27 (Call 01/01/27)	$250	$258,495
3.95%, 07/28/25 (Call 06/28/25)	200	225,366
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	358,837
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	435	437,806
2.60%, 02/07/30 (Call 11/07/29)	420	424,544
2.88%, 10/31/22 (Call 10/31/21)(a)	625	638,387
2.91%, 07/24/23 (Call 07/24/22)(a)	445	457,651
3.00%, 04/26/22 (Call 04/26/21)	535	544,197
3.20%, 02/23/23 (Call 01/23/23)	167	175,636
3.27%, 09/29/25 (Call 09/29/24)(a)	530	559,669
3.50%, 01/23/25 (Call 10/23/24)	533	572,160
3.50%, 04/01/25 (Call 03/01/25)	1,272	1,367,794
3.50%, 11/16/26 (Call 11/16/25)	600	645,330
3.63%, 01/22/23	401	428,320
3.63%, 02/20/24 (Call 01/20/24)	300	322,047
3.69%, 06/05/28 (Call 06/05/27)(a)	558	611,205
3.75%, 05/22/25 (Call 02/22/25)	339	368,866
3.75%, 02/25/26 (Call 11/25/25)	184	201,519
3.80%, 03/15/30 (Call 12/15/29)	300	331,674
3.81%, 04/23/29 (Call 04/23/28)(a)	482	531,178
3.85%, 07/08/24 (Call 04/08/24)	450	490,869
3.85%, 01/26/27 (Call 01/26/26)	523	575,656
4.00%, 03/03/24	741	808,327
4.22%, 05/01/29 (Call 05/01/28)(a)	503	569,808
4.25%, 10/21/25	400	443,712
5.75%, 01/24/22	1,065	1,146,472
5.95%, 01/15/27	85	104,449
HSBC Holdings PLC
2.65%, 01/05/22	400	409,580
3.26%, 03/13/23 (Call 03/13/22)(a)	540	557,264
3.60%, 05/25/23	200	212,316
3.80%, 03/11/25 (Call 03/11/24)(a)	585	626,400
3.90%, 05/25/26	500	548,740
3.95%, 05/18/24 (Call 05/18/23)(a)	400	427,512
3.97%, 05/22/30 (Call 05/22/29)(a)	420	460,933
4.00%, 03/30/22	250	263,290
4.04%, 03/13/28 (Call 03/13/27)(a)	530	571,313
4.25%, 03/14/24	450	480,960
4.25%, 08/18/25	450	483,367
4.29%, 09/12/26 (Call 09/12/25)(a)	450	496,575
4.30%, 03/08/26	525	588,268
4.38%, 11/23/26	250	273,137
4.58%, 06/19/29 (Call 06/19/28)(a)	455	515,228
4.95%, 03/31/30	700	825,685
HSBC USA Inc., 3.50%, 06/23/24	300	323,385
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	355	362,057
2.55%, 02/04/30 (Call 11/04/29)	200	196,968
2.63%, 08/06/24 (Call 07/06/24)	139	144,656
4.00%, 05/15/25 (Call 04/15/25)	110	121,564
Huntington National Bank (The), 2.50%, 08/07/22
(Call 07/07/22)	350	361,333
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	274,315
ING Groep NV
3.95%, 03/29/27	350	390,418
4.05%, 04/09/29	200	225,754
4.10%, 10/02/23	720	779,659

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	$750	$768,517
2.30%, 08/15/21 (Call 08/15/20)	80	80,252
2.52%, 04/22/31 (Call 04/22/30)(a)	1,000	1,023,190
2.70%, 05/18/23 (Call 03/18/23)	391	409,502
2.74%, 10/15/30 (Call 10/15/29)(a)	1,000	1,039,880
2.78%, 04/25/23 (Call 04/25/22)(a)	430	444,353
2.95%, 10/01/26 (Call 07/01/26)	475	512,753
2.97%, 01/15/23 (Call 01/15/22)	600	619,830
3.13%, 01/23/25 (Call 10/23/24)	86	92,530
3.20%, 01/25/23	621	657,335
3.20%, 06/15/26 (Call 03/15/26)	365	397,781
3.21%, 04/01/23 (Call 04/01/22)(a)	600	623,766
3.22%, 03/01/25 (Call 03/01/24)(a)	731	783,669
3.25%, 09/23/22	720	758,354
3.30%, 04/01/26 (Call 01/01/26)	502	549,178
3.38%, 05/01/23	430	457,683
3.51%, 01/23/29 (Call 01/23/28)(a)	520	567,668
3.54%, 05/01/28 (Call 05/01/27)(a)	425	464,227
3.56%, 04/23/24 (Call 04/23/23)(a)	425	452,111
3.63%, 05/13/24	450	493,254
3.63%, 12/01/27 (Call 12/01/26)	315	344,229
3.70%, 05/06/30 (Call 05/06/29)(a)	700	779,744
3.78%, 02/01/28 (Call 02/01/27)(a)	575	636,582
3.80%, 07/23/24 (Call 07/23/23)(a)	493	530,769
3.88%, 02/01/24	475	524,333
3.88%, 09/10/24	540	591,899
3.90%, 07/15/25 (Call 04/15/25)	550	616,110
3.96%, 01/29/27 (Call 01/29/26)(a)	425	473,169
4.01%, 04/23/29 (Call 04/23/28)(a)	535	603,988
4.02%, 12/05/24 (Call 12/05/23)(a)	320	349,162
4.13%, 12/15/26	688	788,716
4.20%, 07/23/29 (Call 07/23/28)(a)	282	322,109
4.25%, 10/01/27	250	284,270
4.45%, 12/05/29 (Call 12/05/28)(a)	250	291,990
4.49%, 03/24/31 (Call 03/24/30)(a)	500	594,475
4.50%, 01/24/22	650	689,949
7.63%, 10/15/26	44	58,099
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	258,393
2.40%, 06/09/22	350	360,440
3.90%, 04/13/29 (Call 03/13/29)	250	264,918
KeyCorp
2.25%, 04/06/27	250	250,405
2.55%, 10/01/29	127	125,266
4.15%, 10/29/25	270	301,954
KfW
1.38%, 08/05/24	530	550,543
1.63%, 02/15/23	2,150	2,225,830
1.75%, 09/15/21	300	305,706
1.75%, 09/14/29	500	539,415
2.00%, 09/29/22	75	77,955
2.00%, 10/04/22	565	587,340
2.00%, 05/02/25(b)	1,050	1,127,091
2.13%, 03/07/22	1,130	1,166,646
2.13%, 06/15/22	1,225	1,271,133
2.13%, 01/17/23	455	476,521
2.50%, 02/15/22	100	103,756
2.50%, 11/20/24	640	697,619
2.63%, 02/28/24	75	81,266

Security	Par (000)	Value

Banks (continued)
2.88%, 04/03/28	$432	$502,373
3.13%, 12/15/21	520	542,610
Korea Development Bank (The)
2.00%, 09/12/26	200	208,258
2.13%, 10/01/24	300	312,945
3.00%, 09/14/22	300	313,776
3.00%, 01/13/26	200	217,798
4.63%, 11/16/21	300	315,852
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	150	159,596
2.00%, 01/13/25	425	454,172
2.25%, 10/01/21	500	512,855
2.38%, 06/10/25	435	475,081
3.13%, 11/14/23	150	163,994
Series 36, 2.00%, 12/06/21	250	256,383
Series 37, 2.50%, 11/15/27	212	238,810
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	200	202,094
2.86%, 03/17/23 (Call 03/17/22)(a)	400	407,604
3.00%, 01/11/22	250	256,665
3.10%, 07/06/21	200	204,202
3.57%, 11/07/28 (Call 11/07/27)(a)	270	287,053
3.75%, 01/11/27	250	268,083
3.87%, 07/09/25 (Call 07/09/24)(a)	500	531,660
4.05%, 08/16/23	200	213,810
4.38%, 03/22/28	425	476,242
4.45%, 05/08/25	200	219,186
4.50%, 11/04/24	200	215,754
4.55%, 08/16/28	200	230,138
4.58%, 12/10/25	250	271,160
4.65%, 03/24/26	400	439,368
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	185	199,476
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	268,308
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	304	308,144
2.19%, 02/25/25	225	230,621
2.56%, 02/25/30	300	308,322
2.62%, 07/18/22	200	205,898
2.67%, 07/25/22	485	500,307
2.76%, 09/13/26	250	264,900
2.80%, 07/18/24	200	209,330
3.20%, 07/18/29	415	447,092
3.22%, 03/07/22	175	181,312
3.29%, 07/25/27	25	26,981
3.41%, 03/07/24	350	373,695
3.46%, 03/02/23	130	137,223
3.68%, 02/22/27	160	175,920
3.74%, 03/07/29	420	468,157
3.76%, 07/26/23	405	434,605
3.78%, 03/02/25	329	360,673
3.85%, 03/01/26	475	529,478
3.96%, 03/02/28	125	140,861
4.05%, 09/11/28	275	310,434
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(a)	225	228,463
2.27%, 09/13/21	275	280,607
2.56%, 09/13/25 (Call 09/13/24)(a)	200	205,380
2.60%, 09/11/22	250	256,750
2.84%, 07/16/25 (Call 07/16/24)(a)	250	258,725

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.17%, 09/11/27	$250	$263,763
3.55%, 03/05/23	250	263,175
3.66%, 02/28/27	255	275,538
3.92%, 09/11/24 (Call 09/11/23)(a)	200	213,932
4.02%, 03/05/28	250	279,742
4.25%, 09/11/29 (Call 09/11/28)(a)	250	284,895
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	880	904,059
2.63%, 11/17/21	755	775,242
2.70%, 01/22/31 (Call 01/22/30)(a)	720	745,783
2.72%, 07/22/25 (Call 07/22/24)(a)	175	183,460
2.75%, 05/19/22	430	445,914
3.13%, 01/23/23	531	559,318
3.13%, 07/27/26	667	723,782
3.59%, 07/22/28 (Call 07/22/27)(a)	450	495,495
3.62%, 04/01/31 (Call 04/01/30)(a)	980	1,092,475
3.63%, 01/20/27	500	553,975
3.70%, 10/23/24	365	401,788
3.74%, 04/24/24 (Call 04/24/23)(a)	430	459,296
3.75%, 02/25/23	294	314,648
3.77%, 01/24/29 (Call 01/24/28)(a)	509	567,891
3.88%, 01/27/26	565	634,664
3.95%, 04/23/27	420	468,926
4.00%, 07/23/25	560	625,593
4.10%, 05/22/23	331	354,921
4.35%, 09/08/26	435	491,398
4.43%, 01/23/30 (Call 01/23/29)(a)	500	584,390
4.88%, 11/01/22	450	487,012
5.00%, 11/24/25	398	458,548
Series F, 3.88%, 04/29/24	575	629,544
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	280	296,226
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	50,777
2.50%, 07/12/26	275	290,188
2.80%, 01/10/22	250	258,073
3.38%, 01/14/26	250	275,605
3.63%, 06/20/23	250	270,065
National Bank of Canada, 2.10%, 02/01/23	250	255,150
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	100	110,850
3.38%, 08/23/21	250	259,028
3.95%, 10/30/25	245	280,670
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	1,100	1,145,870
2.88%, 03/13/23	150	160,161
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	300	313,161
3.25%, 06/01/25 (Call 05/02/25)	500	547,290
3.25%, 01/22/28 (Call 12/23/27)	500	554,670
4.05%, 07/26/28	250	287,547
4.20%, 11/01/25 (Call 10/02/25)	250	287,692
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	250	266,698
3.15%, 05/19/27 (Call 04/19/27)	150	164,613
3.30%, 03/08/22 (Call 02/06/22)	400	417,928
3.45%, 04/23/29 (Call 01/23/29)	526	592,402
3.50%, 01/23/24 (Call 12/23/23)	384	418,180
3.90%, 04/29/24 (Call 03/29/24)	395	431,439

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	$100	$103,166
3.80%, 08/14/23 (Call 07/14/23)	225	240,080
Royal Bank of Canada
1.95%, 01/17/23	425	438,128
2.25%, 11/01/24	200	209,476
2.80%, 04/29/22	110	114,662
3.70%, 10/05/23	429	466,529
4.65%, 01/27/26	345	399,013
Royal Bank of Scotland Group PLC
3.07%, 05/22/28 (Call 05/22/27)(a)	210	215,086
3.75%, 11/01/29 (Call 11/01/24)(a)	250	252,448
3.88%, 09/12/23	550	583,049
4.27%, 03/22/25 (Call 03/22/24)(a)	535	572,675
4.45%, 05/08/30 (Call 05/08/29)(a)	220	248,477
4.52%, 06/25/24 (Call 06/25/23)(a)	565	606,567
4.80%, 04/05/26	495	557,390
4.89%, 05/18/29 (Call 05/18/28)(a)	300	344,061
5.08%, 01/27/30 (Call 01/27/29)(a)	400	469,032
6.00%, 12/19/23	414	455,292
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	450	451,998
3.40%, 01/18/23 (Call 12/18/22)	203	209,632
3.50%, 06/07/24 (Call 05/07/24)	200	207,784
4.40%, 07/13/27 (Call 04/14/27)	44	46,388
4.50%, 07/17/25 (Call 04/17/25)	160	171,325
Santander UK Group Holdings PLC
2.88%, 08/05/21	250	254,210
3.37%, 01/05/24 (Call 01/05/23)(a)	200	206,918
3.57%, 01/10/23 (Call 01/10/22)	100	102,870
3.82%, 11/03/28 (Call 11/03/27)(a)	200	215,286
Santander UK PLC
2.88%, 06/18/24	200	212,476
3.40%, 06/01/21	250	256,703
3.75%, 11/15/21	200	207,840
4.00%, 03/13/24	345	376,478
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	400	405,948
State Street Corp.
2.40%, 01/24/30	330	352,562
2.65%, 05/19/26	300	324,327
3.15%, 03/30/31 (Call 03/30/30)(a)(c)	250	276,382
3.30%, 12/16/24	210	231,580
3.55%, 08/18/25	240	270,821
3.70%, 11/20/23	216	239,064
3.78%, 12/03/24 (Call 12/03/23)(a)	130	142,535
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	272,687
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	90	91,360
2.35%, 01/15/25	200	206,738
2.63%, 07/14/26	75	79,025
2.70%, 07/16/24	400	417,612
2.72%, 09/27/29	200	207,276
2.75%, 01/15/30	520	542,303
2.78%, 10/18/22	330	342,857
2.85%, 01/11/22	150	154,191
3.01%, 10/19/26	295	317,606
3.04%, 07/16/29	330	350,209
3.10%, 01/17/23	355	370,592
3.20%, 09/17/29	200	207,844
3.35%, 10/18/27	185	198,289

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.36%, 07/12/27	$260	$280,618
3.45%, 01/11/27	145	156,809
3.54%, 01/17/28	135	147,317
3.75%, 07/19/23	200	214,292
3.78%, 03/09/26	460	516,010
3.94%, 10/16/23	250	270,877
4.31%, 10/16/28	155	178,233
SVB Financial Group, 3.50%, 01/29/25	160	165,557
Svenska Handelsbanken AB
1.88%, 09/07/21	250	254,310
3.90%, 11/20/23	250	275,497
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	180	181,604
Toronto-Dominion Bank (The)
1.80%, 07/13/21	285	288,967
1.90%, 12/01/22	150	154,626
2.65%, 06/12/24	120	127,765
3.25%, 06/11/21	200	205,816
3.25%, 03/11/24	187	202,665
3.50%, 07/19/23	130	141,864
3.63%, 09/15/31 (Call 09/15/26)(a)	225	244,289
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	510	519,705
2.25%, 03/11/30 (Call 12/11/29)	250	247,458
2.45%, 08/01/22 (Call 07/01/22)	75	77,688
2.63%, 01/15/22 (Call 12/15/21)	250	257,718
2.64%, 09/17/29 (Call 09/17/24)(a)	305	301,560
2.75%, 05/01/23 (Call 04/01/23)	200	210,218
3.00%, 02/02/23 (Call 01/02/23)	180	189,652
3.30%, 05/15/26 (Call 04/15/26)	250	270,045
3.50%, 08/02/22 (Call 08/02/21)(a)	89	91,808
3.69%, 08/02/24 (Call 08/02/23)(a)	135	145,507
4.05%, 11/03/25 (Call 09/03/25)	50	57,373
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)	200	206,560
2.75%, 04/01/22 (Call 03/01/22)	220	227,625
2.85%, 10/26/24 (Call 09/26/24)	270	289,356
3.05%, 06/20/22 (Call 05/20/22)	77	80,276
3.20%, 09/03/21 (Call 08/03/21)	150	154,383
3.70%, 06/05/25 (Call 05/05/25)	80	89,417
3.75%, 12/06/23 (Call 11/06/23)	315	345,082
3.88%, 03/19/29 (Call 02/16/29)	200	220,116
3.95%, 03/22/22 (Call 02/22/22)	175	182,842
4.00%, 05/01/25 (Call 03/01/25)	404	455,150
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	125	132,669
2.95%, 07/15/22 (Call 06/15/22)	363	378,667
3.10%, 04/27/26 (Call 03/27/26)	200	218,020
3.60%, 09/11/24 (Call 08/11/24)	362	401,053
3.70%, 01/30/24 (Call 12/29/23)	175	191,636
3.90%, 04/26/28 (Call 03/24/28)	200	235,452
3.95%, 11/17/25 (Call 10/17/25)	250	287,490
Series V, 2.38%, 07/22/26 (Call 06/22/26)	345	367,860
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	170,287
Series X, 3.15%, 04/27/27 (Call 03/27/27)	548	605,946
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	600	610,848
2.80%, 01/27/25 (Call 12/27/24)	250	269,780
2.85%, 01/23/23 (Call 12/23/22)	350	367,853
3.45%, 11/16/21 (Call 10/15/21)	250	259,828
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	60	64,299

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	$900	$903,033
2.16%, 02/11/26 (Call 02/11/25)(a)	725	734,331
2.39%, 06/02/28 (Call 06/02/27)(a)	600	604,938
2.41%, 10/30/25 (Call 10/30/24)(a)	556	569,933
2.57%, 02/11/31 (Call 02/11/30)(a)	700	707,070
2.63%, 07/22/22	315	325,052
2.88%, 10/30/30 (Call 10/30/29)(a)	500	519,320
3.00%, 02/19/25	635	679,469
3.00%, 04/22/26	612	654,656
3.00%, 10/23/26	660	706,286
3.07%, 01/24/23 (Call 01/24/22)	835	860,843
3.20%, 06/17/27 (Call 06/17/26)(a)	470	499,723
3.30%, 09/09/24	500	538,095
3.50%, 03/08/22	675	705,375
3.55%, 09/29/25	525	576,492
3.58%, 05/22/28 (Call 05/22/27)(a)	555	601,570
3.75%, 01/24/24 (Call 12/24/23)	415	447,175
4.10%, 06/03/26	435	477,160
4.13%, 08/15/23	80	85,816
4.15%, 01/24/29 (Call 10/24/28)	350	400,043
4.30%, 07/22/27	434	487,070
4.48%, 01/16/24	325	357,207
4.48%, 04/04/31 (Call 04/04/30)(a)	750	879,247
Series M, 3.45%, 02/13/23	507	533,481
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	300	323,226
3.63%, 10/22/21 (Call 09/21/21)	250	259,550
Westpac Banking Corp.
2.00%, 08/19/21	300	305,406
2.00%, 01/13/23	120	123,617
2.50%, 06/28/22	255	264,213
2.65%, 01/16/30	410	435,961
2.70%, 08/19/26	190	203,790
2.75%, 01/11/23	250	262,510
2.80%, 01/11/22	213	220,118
2.85%, 05/13/26	310	336,310
2.89%, 02/04/30 (Call 02/04/25)(a)	500	500,895
3.35%, 03/08/27	220	245,751
3.40%, 01/25/28	165	183,063
3.65%, 05/15/23	225	243,367
4.11%, 07/24/34 (Call 07/24/29)(a)	200	214,962
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	234,388

		203,625,154

Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	853	941,465
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	786	832,193
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	575	650,181
4.15%, 01/23/25 (Call 12/23/24)	500	561,940
4.75%, 01/23/29 (Call 10/23/28)	780	920,572
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	154,834
Coca-Cola Co. (The)
1.55%, 09/01/21	200	202,976
1.75%, 09/06/24	185	193,390
2.13%, 09/06/29	175	184,247
2.25%, 09/01/26	220	237,444
2.50%, 04/01/23	55	58,120

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.55%, 06/01/26	$150	$164,692
2.88%, 10/27/25	275	306,204
2.90%, 05/25/27	175	194,087
2.95%, 03/25/25	300	331,068
3.20%, 11/01/23	170	185,553
3.30%, 09/01/21	187	193,988
3.38%, 03/25/27	300	343,398
3.45%, 03/25/30	500	581,390
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	137,083
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	325	335,286
3.20%, 02/15/23 (Call 01/15/23)	255	269,828
3.60%, 02/15/28 (Call 11/15/27)	125	135,128
3.70%, 12/06/26 (Call 09/06/26)	485	534,601
4.25%, 05/01/23	150	163,923
4.40%, 11/15/25 (Call 09/15/25)	150	170,715
4.75%, 11/15/24	90	102,630
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	215	225,916
3.50%, 09/18/23 (Call 08/18/23)	200	216,318
3.88%, 05/18/28 (Call 02/18/28)	200	231,246
Diageo Investment Corp., 2.88%, 05/11/22	285	297,352
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	210	221,613
3.13%, 12/15/23 (Call 10/15/23)	335	358,942
4.06%, 05/25/23 (Call 04/25/23)	444	484,284
4.42%, 05/25/25 (Call 03/25/25)	250	284,590
4.60%, 05/25/28 (Call 02/25/28)	255	302,728
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	200	202,030
3.00%, 07/15/26 (Call 04/15/26)	315	316,184
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	325	328,328
2.25%, 05/02/22 (Call 04/02/22)	180	186,160
2.25%, 03/19/25 (Call 02/19/25)	300	320,505
2.38%, 10/06/26 (Call 07/06/26)	308	333,675
2.63%, 03/19/27 (Call 01/19/27)	200	218,682
2.63%, 07/29/29 (Call 04/29/29)	265	290,233
2.75%, 03/05/22	261	271,959
2.75%, 03/01/23	77	81,528
2.75%, 04/30/25 (Call 01/30/25)	210	228,866
2.75%, 03/19/30 (Call 12/19/29)	500	553,280
2.85%, 02/24/26 (Call 11/24/25)	300	331,371
3.00%, 08/25/21	251	258,543
3.10%, 07/17/22 (Call 05/17/22)	120	126,166
3.50%, 07/17/25 (Call 04/17/25)	205	230,908
3.60%, 03/01/24 (Call 12/01/23)	192	212,074

		16,200,417

Biotechnology — 0.3%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	250	262,135
2.60%, 08/19/26 (Call 05/19/26)	380	406,433
2.65%, 05/11/22 (Call 04/11/22)	985	1,021,199
3.13%, 05/01/25 (Call 02/01/25)	80	87,401
3.63%, 05/22/24 (Call 02/22/24)	418	457,651
3.88%, 11/15/21 (Call 08/15/21)	322	334,420
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	390	438,910
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	795	807,147

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 09/15/22	$135	$144,130
4.05%, 09/15/25 (Call 06/15/25)	275	315,480
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	174,617
2.95%, 03/01/27 (Call 12/01/26)	275	302,505
3.25%, 09/01/22 (Call 07/01/22)	235	247,822
3.50%, 02/01/25 (Call 11/01/24)	360	401,134
3.65%, 03/01/26 (Call 12/01/25)	396	445,413
3.70%, 04/01/24 (Call 01/01/24)	457	505,625

		6,352,022

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(c)	95	96,095
2.24%, 02/15/25 (Call 01/15/25)(c)	155	154,882
2.49%, 02/15/27 (Call 12/15/26)(c)	426	410,843
2.72%, 02/15/30 (Call 11/15/29)(c)	300	285,198
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	200	200,032
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	51,149
3.90%, 02/14/26 (Call 11/14/25)	37	39,798
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	105	107,836
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	332	359,098
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	120	130,749
4.45%, 04/01/25 (Call 01/01/25)	225	245,392
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	10	10,563
4.20%, 12/01/24 (Call 09/01/24)	175	184,137

		2,275,772

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	85	87,232
1.85%, 05/15/27 (Call 03/15/27)	240	247,586
2.05%, 05/15/30 (Call 02/15/30)	200	207,316
3.35%, 07/31/24 (Call 04/30/24)	225	245,407
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	100	108,208
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(c)	200	189,626
Cabot Corp.
3.70%, 07/15/22	130	133,488
4.00%, 07/01/29 (Call 04/01/29)	100	102,633
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	80	83,513
4.63%, 11/15/22	101	106,698
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	125	130,871
3.50%, 10/01/24 (Call 07/01/24)	250	264,827
4.55%, 11/30/25 (Call 09/30/25)	200	223,194
4.80%, 11/30/28 (Call 08/30/28)	150	172,813
7.38%, 11/01/29	240	333,194
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	345	374,522
4.49%, 11/15/25 (Call 09/15/25)	350	396,200
4.73%, 11/15/28 (Call 08/15/28)	535	634,767
Eastman Chemical Co.
3.50%, 12/01/21	80	82,044
3.60%, 08/15/22 (Call 05/15/22)	225	233,476

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 03/15/25 (Call 12/15/24)	$306	$325,728
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	180	186,676
2.70%, 11/01/26 (Call 08/01/26)	200	218,218
3.25%, 01/14/23 (Call 11/14/22)	90	94,915
3.25%, 12/01/27 (Call 09/01/27)	80	88,355
4.35%, 12/08/21	150	159,176
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	300	307,347
2.30%, 07/15/30 (Call 04/15/30)	300	310,830
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	55	58,250
3.45%, 10/01/29 (Call 07/01/29)	70	73,805
4.10%, 02/01/24 (Call 11/01/23)	90	96,188
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	95	96,335
5.13%, 11/15/22 (Call 08/15/22)	50	51,619
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	26,933
LYB International Finance BV, 4.00%, 07/15/23	153	163,390
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	205	219,118
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	283,862
6.00%, 11/15/21 (Call 08/17/21)	225	237,064
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	50,400
3.75%, 11/15/21 (Call 08/15/21)	50	50,942
4.05%, 11/15/27 (Call 08/15/27)	85	86,845
4.25%, 11/15/23 (Call 08/15/23)	255	262,347
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	156,957
3.15%, 10/01/22 (Call 07/01/22)	175	181,405
3.50%, 06/01/23 (Call 03/01/23)	85	89,676
3.63%, 03/15/24 (Call 12/15/23)	150	160,737
4.00%, 12/15/26 (Call 09/15/26)	150	166,392
4.20%, 04/01/29 (Call 01/01/29)	130	148,392
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	75	79,179
3.75%, 03/15/28 (Call 12/15/27)	150	169,961
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	155	159,728
2.65%, 02/05/25 (Call 11/05/24)	75	80,041
2.70%, 02/21/23 (Call 11/21/22)	125	130,254
3.00%, 09/01/21	100	103,095
3.20%, 01/30/26 (Call 10/30/25)	150	166,311
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	105	108,670
4.55%, 03/01/29 (Call 12/01/28)	115	124,436
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	119,736
3.13%, 06/01/24 (Call 04/01/24)	120	128,190
3.45%, 06/01/27 (Call 03/01/27)	295	325,488
4.20%, 01/15/22 (Call 10/15/21)	175	182,143
Syngenta Finance NV, 3.13%, 03/28/22	60	60,899
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	204	201,542

		10,849,190

Commercial Services — 0.3%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	299	337,308

Security	Par (000)	Value

Commercial Services (continued)
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	$155	$163,403
5.50%, 11/01/22 (Call 05/01/22)	90	95,416
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	155	173,088
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	50,472
3.30%, 12/15/22 (Call 09/15/22)	220	230,142
3.95%, 06/15/23 (Call 05/15/23)	50	53,275
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	90	94,126
2.90%, 05/15/30 (Call 02/15/30)	255	264,675
3.20%, 08/15/29 (Call 05/15/29)	117	123,602
4.00%, 06/01/23 (Call 05/01/23)	180	193,653
4.45%, 06/01/28 (Call 03/01/28)	40	45,384
4.80%, 04/01/26 (Call 01/01/26)	190	218,356
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	65	68,008
4.13%, 08/01/23 (Call 07/01/23)	200	215,430
4.25%, 05/01/29 (Call 02/01/29)	100	110,179
4.75%, 08/01/28 (Call 05/01/28)	80	91,832
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	482	503,420
3.25%, 01/15/28 (Call 10/15/27)	46	50,662
4.50%, 09/01/22 (Call 06/01/22)	50	53,646
4.88%, 02/15/24 (Call 11/15/23)	200	224,252
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	285	291,985
2.30%, 06/01/30 (Call 03/01/30)	235	243,147
2.40%, 10/01/24 (Call 09/01/24)	130	137,696
2.85%, 10/01/29 (Call 07/01/29)	570	618,199
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	225	238,392
4.00%, 03/18/29 (Call 12/18/28)	155	173,005
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	80	85,459
2.95%, 01/22/27 (Call 10/22/26)	204	221,513
4.00%, 06/15/25 (Call 03/15/25)	90	102,609
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	200	221,020

		5,693,354

Computers — 1.0%
Apple Inc.
0.75%, 05/11/23	175	176,591
1.13%, 05/11/25 (Call 04/11/25)	325	330,453
1.55%, 08/04/21 (Call 07/04/21)	415	420,636
1.65%, 05/11/30 (Call 02/11/30)	600	609,042
1.70%, 09/11/22	55	56,703
2.05%, 09/11/26 (Call 07/11/26)	100	106,827
2.10%, 09/12/22 (Call 08/12/22)	25	25,938
2.15%, 02/09/22	347	357,670
2.20%, 09/11/29 (Call 06/11/29)	505	541,951
2.30%, 05/11/22 (Call 04/11/22)	264	273,565
2.40%, 01/13/23 (Call 12/13/22)	280	293,899
2.40%, 05/03/23	430	454,871
2.45%, 08/04/26 (Call 05/04/26)	370	403,426
2.50%, 02/09/22 (Call 01/09/22)	315	325,921
2.50%, 02/09/25	275	297,770
2.70%, 05/13/22	275	287,567
2.75%, 01/13/25 (Call 11/13/24)	385	419,519
2.85%, 02/23/23 (Call 12/23/22)	446	473,349
2.85%, 05/11/24 (Call 03/11/24)	50	54,119

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.90%, 09/12/27 (Call 06/12/27)	$470	$525,686
3.00%, 02/09/24 (Call 12/09/23)	143	154,962
3.00%, 11/13/27 (Call 08/13/27)	325	365,238
3.20%, 05/13/25	585	655,867
3.20%, 05/11/27 (Call 02/11/27)	420	474,655
3.25%, 02/23/26 (Call 11/23/25)	654	737,575
3.35%, 02/09/27 (Call 11/09/26)	477	541,834
3.45%, 05/06/24	577	639,483
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	250	259,520
4.42%, 06/15/21 (Call 05/15/21)(c)	650	662,220
4.90%, 10/01/26 (Call 08/01/26)(c)	300	324,927
5.30%, 10/01/29 (Call 07/01/29)(c)	260	281,364
5.45%, 06/15/23 (Call 04/15/23)(c)	725	774,706
6.02%, 06/15/26 (Call 03/15/26)(c)	825	933,421
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	275	283,376
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	152,798
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	335	358,490
4.45%, 10/02/23 (Call 09/02/23)	500	539,965
4.90%, 10/15/25 (Call 07/15/25)	450	506,052
HP Inc.
4.05%, 09/15/22	164	174,509
4.30%, 06/01/21	75	77,665
4.65%, 12/09/21	82	86,199
IBM Credit LLC
3.00%, 02/06/23	150	159,254
3.60%, 11/30/21	150	156,972
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	585	592,552
1.88%, 08/01/22	200	205,452
1.95%, 05/15/30 (Call 02/15/30)	750	752,970
2.85%, 05/13/22	165	172,460
2.88%, 11/09/22	200	211,144
3.00%, 05/15/24	470	508,549
3.30%, 05/15/26	500	557,465
3.38%, 08/01/23	300	324,651
3.45%, 02/19/26	250	279,815
3.50%, 05/15/29	700	798,504
3.63%, 02/12/24	323	355,720
7.00%, 10/30/25	100	131,725
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	201	213,263
3.38%, 06/15/21 (Call 04/15/21)	60	61,153
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	35	36,041
4.75%, 06/01/23	120	126,612
4.75%, 01/01/25	79	83,915
4.88%, 03/01/24 (Call 01/01/24)	100	105,732
4.88%, 06/01/27 (Call 03/01/27)	150	159,476

		21,413,754

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	261,375
2.30%, 05/03/22	150	155,529
2.45%, 11/15/21	150	154,329
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	175	184,070
2.38%, 12/01/29 (Call 09/01/29)	65	69,033
3.15%, 03/15/27 (Call 12/15/26)	180	198,446

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.70%, 11/03/21	$238	$242,867
2.30%, 02/06/22	250	258,770
2.45%, 11/03/26	280	307,574
2.70%, 02/02/26	220	243,637
2.85%, 08/11/27	230	260,349
3.00%, 03/25/30 (Call 12/25/29)	538	616,290
Unilever Capital Corp.
1.38%, 07/28/21	150	151,463
2.00%, 07/28/26	250	266,037
2.20%, 05/05/22 (Call 04/05/22)	150	154,503
2.60%, 05/05/24 (Call 03/05/24)	100	107,072
2.90%, 05/05/27 (Call 02/05/27)	250	273,100
3.00%, 03/07/22	100	104,455
3.25%, 03/07/24 (Call 02/07/24)	220	239,688
3.50%, 03/22/28 (Call 12/22/27)	100	113,530

		4,362,117

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	345	287,589
3.88%, 01/23/28 (Call 10/23/27)(b)	300	250,704
3.95%, 02/01/22 (Call 01/01/22)	200	187,770
4.13%, 07/03/23 (Call 06/03/23)	325	288,408
4.45%, 10/01/25 (Call 08/01/25)	150	128,601
5.00%, 10/01/21	150	143,286
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	107,363
4.25%, 02/15/24	100	108,374
Air Lease Corp.
2.25%, 01/15/23	75	69,951
2.30%, 02/01/25 (Call 01/01/25)	75	65,918
2.63%, 07/01/22 (Call 06/01/22)	265	249,264
2.75%, 01/15/23 (Call 12/15/22)	195	179,827
3.00%, 09/15/23 (Call 07/15/23)	128	118,629
3.00%, 02/01/30 (Call 11/01/29)	100	82,705
3.25%, 03/01/25 (Call 01/01/25)	130	119,071
3.25%, 10/01/29 (Call 07/01/29)	200	167,764
3.38%, 06/01/21	110	107,075
3.50%, 01/15/22	25	24,035
3.63%, 04/01/27 (Call 01/01/27)	125	111,155
3.63%, 12/01/27 (Call 09/01/27)	150	132,434
3.75%, 02/01/22 (Call 12/01/21)	65	62,453
3.88%, 07/03/23 (Call 06/03/23)	150	140,687
4.25%, 09/15/24 (Call 06/15/24)	195	182,062
4.63%, 10/01/28 (Call 07/01/28)	75	67,246
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	190	158,490
4.25%, 06/15/26 (Call 04/15/26)	150	117,270
4.40%, 09/25/23 (Call 08/25/23)	144	122,145
5.50%, 02/15/22	135	126,305
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	325	328,318
4.13%, 02/13/22	187	191,273
4.63%, 05/19/22	100	103,473
4.63%, 03/30/25	100	103,249
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	625	648,494
2.50%, 07/30/24 (Call 06/30/24)	500	526,325
2.65%, 12/02/22	350	365,204
2.75%, 05/20/22 (Call 04/20/22)	200	207,640

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 10/30/24 (Call 09/29/24)	$220	$235,869
3.13%, 05/20/26 (Call 04/20/26)	240	262,397
3.40%, 02/22/24 (Call 01/22/24)	105	113,831
3.63%, 12/05/24 (Call 11/04/24)	150	164,141
3.70%, 11/05/21 (Call 10/05/21)	275	286,093
4.20%, 11/06/25 (Call 10/06/25)	350	403,308
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	415	429,193
3.30%, 05/03/27 (Call 04/03/27)	200	222,368
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	237	254,858
3.00%, 03/22/22	115	119,440
4.00%, 10/15/23	220	242,251
BGC Partners Inc., 5.38%, 07/24/23	75	75,356
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	105,794
4.00%, 04/01/24 (Call 02/01/24)	35	37,346
4.25%, 06/02/26 (Call 03/02/26)	100	108,555
4.85%, 03/29/29 (Call 12/29/28)	230	258,607
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(a)	350	349,891
2.28%, 01/28/26 (Call 01/28/25)(a)	350	344,326
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	400	410,596
3.05%, 03/09/22 (Call 02/09/22)	85	87,637
3.20%, 01/30/23 (Call 12/30/22)	275	286,206
3.20%, 02/05/25 (Call 01/05/25)	280	291,780
3.30%, 10/30/24 (Call 09/30/24)	348	364,050
3.50%, 06/15/23	50	52,702
3.75%, 04/24/24 (Call 03/24/24)	200	211,702
3.75%, 07/28/26 (Call 06/28/26)	239	245,128
3.75%, 03/09/27 (Call 02/09/27)	300	315,669
3.80%, 01/31/28 (Call 12/31/27)	295	309,759
3.90%, 01/29/24 (Call 12/29/23)	120	127,536
4.20%, 10/29/25 (Call 09/29/25)	190	200,836
4.25%, 04/30/25 (Call 03/31/25)	200	218,272
4.75%, 07/15/21	275	286,140
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	254	267,012
3.00%, 03/10/25 (Call 12/10/24)	105	114,168
3.20%, 03/02/27 (Call 12/02/26)	215	235,214
3.20%, 01/25/28 (Call 10/25/27)	200	218,946
3.55%, 02/01/24 (Call 01/01/24)	100	108,614
3.85%, 05/21/25 (Call 03/21/25)	150	170,331
4.63%, 03/22/30 (Call 12/22/29)	250	307,060
CME Group Inc.
3.00%, 09/15/22	175	185,358
3.00%, 03/15/25 (Call 12/15/24)	215	235,950
3.75%, 06/15/28 (Call 03/15/28)	60	71,413
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	125	131,125
3.85%, 11/21/22	200	206,742
4.10%, 02/09/27 (Call 11/09/26)	150	156,893
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	107,703
Franklin Resources Inc.
2.80%, 09/15/22	150	156,161
2.85%, 03/30/25	100	106,645
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(c)	600	622,212

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$375	$379,286
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	275	277,552
2.35%, 09/15/22 (Call 08/15/22)	130	134,115
3.10%, 09/15/27 (Call 06/15/27)	150	164,320
3.45%, 09/21/23 (Call 08/21/23)	200	214,920
3.75%, 12/01/25 (Call 09/01/25)	215	243,541
4.00%, 10/15/23	220	243,313
International Lease Finance Corp.
5.88%, 08/15/22	160	162,051
8.63%, 01/15/22	250	257,267
Invesco Finance PLC
3.13%, 11/30/22	150	157,650
3.75%, 01/15/26	50	53,747
4.00%, 01/30/24	130	139,305
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	85	90,815
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	155	166,966
Jefferies Group LLC, 5.13%, 01/20/23	170	183,189
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	250	252,190
4.85%, 01/15/27	150	160,758
Lazard Group LLC
3.75%, 02/13/25	140	149,352
4.38%, 03/11/29 (Call 12/11/28)	110	117,669
4.50%, 09/19/28 (Call 06/19/28)	105	112,710
Legg Mason Inc., 4.75%, 03/15/26	65	69,712
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	215	239,622
2.95%, 06/01/29 (Call 03/01/29)	180	202,037
3.30%, 03/26/27 (Call 01/26/27)	120	136,366
3.35%, 03/26/30 (Call 12/26/29)	260	301,036
3.38%, 04/01/24	215	237,399
3.50%, 02/26/28 (Call 11/26/27)	105	120,929
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	120	132,721
4.25%, 06/01/24 (Call 03/01/24)	195	211,589
Nomura Holdings Inc.
2.65%, 01/16/25	425	439,084
3.10%, 01/16/30	200	201,918
ORIX Corp.
2.90%, 07/18/22	115	118,468
3.25%, 12/04/24	230	244,964
3.70%, 07/18/27	10	10,918
4.05%, 01/16/24	200	215,278
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	94,119
Raymond James Financial Inc., 3.63%, 09/15/26	97	104,450
Stifel Financial Corp., 4.25%, 07/18/24	145	151,696
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	35	34,547
3.70%, 08/04/26 (Call 05/04/26)	175	169,242
3.95%, 12/01/27 (Call 09/01/27)	95	90,705
4.25%, 08/15/24 (Call 05/15/24)	310	309,913
4.38%, 03/19/24 (Call 02/19/24)	105	105,816
4.50%, 07/23/25 (Call 04/23/25)	225	226,723
5.15%, 03/19/29 (Call 12/19/28)	95	97,222
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	210	232,445
2.80%, 12/14/22 (Call 10/14/22)	563	594,945

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 12/14/25 (Call 09/14/25)	$950	$1,066,831
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	200	214,374

		27,239,526

Electric — 1.6%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	125	128,739
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	170	187,607
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	10	10,592
3.65%, 02/15/26 (Call 11/15/25)	140	154,314
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	155,323
3.25%, 03/01/25 (Call 12/01/24)	15	16,379
3.80%, 05/15/28 (Call 02/15/28)	25	28,715
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	150	151,055
3.20%, 11/13/27 (Call 08/13/27)	85	91,502
Series F, 2.95%, 12/15/22 (Call 09/15/22)	75	78,237
Series I, 3.65%, 12/01/21	25	25,983
Series J, 4.30%, 12/01/28 (Call 09/01/28)	155	179,533
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	154,993
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	150	171,795
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	152	163,246
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	176,027
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	60	65,931
3.75%, 11/15/23 (Call 08/15/23)	80	87,629
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	85	86,731
4.25%, 11/30/23 (Call 08/30/23)	275	297,324
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	100	101,344
2.25%, 08/01/22 (Call 05/01/22)	150	154,198
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	106,832
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	86	88,594
2.50%, 09/01/24 (Call 08/01/24)	45	46,813
3.85%, 02/01/24 (Call 01/01/24)	110	118,758
4.25%, 11/01/28 (Call 08/01/28)	110	126,187
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	240	248,482
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	55	59,159
3.70%, 08/15/28 (Call 05/15/28)	150	172,026
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	110	119,552
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	15	16,445
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	130	146,428
Series D, 4.00%, 12/01/28 (Call 09/01/28)	166	193,005
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	60	62,350
3.38%, 08/15/23 (Call 05/15/23)	150	161,821
3.80%, 11/15/28 (Call 08/15/28)	180	209,709
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	27,058
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	170	189,009

Security	Par (000)	Value

Electric (continued)
4.25%, 06/01/28 (Call 03/01/28)	$158	$178,805
Series B, 2.75%, 01/15/22 (Call 12/15/21)	267	275,539
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	116,567
Series C, 3.38%, 04/01/30 (Call 01/01/30)	200	218,630
Series D, 2.85%, 08/15/26 (Call 05/15/26)	180	189,803
DTE Energy Co.
2.25%, 11/01/22	200	206,034
2.85%, 10/01/26 (Call 07/01/26)	205	212,972
3.80%, 03/15/27 (Call 12/15/26)	150	161,875
Series B, 3.30%, 06/15/22 (Call 04/15/22)	87	90,714
Series C, 3.40%, 06/15/29 (Call 03/15/29)	85	90,294
Series C, 3.50%, 06/01/24 (Call 03/01/24)	230	245,649
Series D, 3.70%, 08/01/23 (Call 07/01/23)	140	149,932
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	100	106,417
2.45%, 02/01/30 (Call 11/01/29)	300	321,114
2.50%, 03/15/23 (Call 01/15/23)	225	235,663
2.95%, 12/01/26 (Call 09/01/26)	85	94,410
3.05%, 03/15/23 (Call 02/15/23)	150	159,730
3.95%, 11/15/28 (Call 08/15/28)	25	29,527
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	600	616,782
2.65%, 09/01/26 (Call 06/01/26)	104	111,256
3.05%, 08/15/22 (Call 05/15/22)	150	156,300
3.15%, 08/15/27 (Call 05/15/27)	150	163,831
3.40%, 06/15/29 (Call 03/15/29)	225	248,551
3.75%, 04/15/24 (Call 01/15/24)	200	219,376
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	112,281
3.20%, 01/15/27 (Call 10/15/26)	25	27,877
3.80%, 07/15/28 (Call 04/15/28)	175	202,239
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	380	389,492
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	125	129,970
3.00%, 09/15/21 (Call 06/15/21)	150	153,638
3.25%, 08/15/25 (Call 05/15/25)	165	183,218
3.45%, 03/15/29 (Call 12/15/28)	50	57,194
3.70%, 09/01/28 (Call 06/01/28)	90	103,354
Edison International
2.40%, 09/15/22 (Call 08/15/22)	190	190,893
2.95%, 03/15/23 (Call 01/15/23)	100	101,890
3.13%, 11/15/22 (Call 10/15/22)	10	10,262
3.55%, 11/15/24 (Call 10/15/24)	175	182,273
4.13%, 03/15/28 (Call 12/15/27)	192	200,074
5.75%, 06/15/27 (Call 04/15/27)	30	33,858
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	150	151,866
3.55%, 06/15/26 (Call 03/15/26)	180	195,419
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	27,814
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	125	140,520
3.70%, 06/01/24 (Call 03/01/24)	175	191,277
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	270	280,449
2.95%, 09/01/26 (Call 06/01/26)	250	272,042
4.00%, 07/15/22 (Call 05/15/22)	265	279,543
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	200	218,346
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	110	124,850
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	225	234,931

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.90%, 09/15/29 (Call 06/15/29)	$125	$130,993
4.85%, 06/01/21 (Call 03/01/21)	50	51,305
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	139,593
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	150	167,449
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	50	52,230
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	77,384
Series L, 2.90%, 10/01/24 (Call 08/01/24)	105	111,952
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	81,097
Series N, 3.80%, 12/01/23 (Call 11/01/23)	212	230,260
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	145	160,770
3.50%, 06/01/22 (Call 05/01/22)	150	155,838
3.95%, 06/15/25 (Call 03/15/25)	102	114,025
4.05%, 04/15/30 (Call 01/15/30)	250	288,000
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	210	217,650
4.25%, 06/15/22 (Call 03/15/22)	175	184,439
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	200	208,248
Series A, 2.85%, 07/15/22 (Call 05/15/22)	220	227,016
Series B, 3.90%, 07/15/27 (Call 04/15/27)	315	352,003
Series B, 4.25%, 03/15/23 (Call 12/15/22)	117	126,110
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23) .	250	271,817
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	195	207,995
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	189,464
Series A, 2.20%, 09/15/24 (Call 08/15/24)	110	114,830
Series B, 2.65%, 09/15/29 (Call 06/15/29)	145	150,736
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	115	124,854
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	125	135,341
4.10%, 09/26/28 (Call 06/26/28)	100	113,588
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	119,438
3.25%, 06/30/26 (Call 03/30/26)	145	155,407
3.35%, 11/15/27 (Call 08/15/27)	120	128,326
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	15	16,422
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	107	118,535
3.65%, 04/15/29 (Call 01/15/29)	275	326,103
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	110	113,479
2.40%, 03/15/30 (Call 12/15/29)	145	152,259
2.70%, 02/15/23 (Call 12/15/22)	150	157,203
2.85%, 01/27/25 (Call 10/27/24)	35	37,950
2.95%, 02/07/24 (Call 12/07/23)	30	32,022
3.05%, 02/15/22 (Call 11/15/21)	150	155,145
3.25%, 11/01/25 (Call 08/01/25)	125	135,511
3.40%, 11/15/23 (Call 08/15/23)	150	162,133
3.40%, 02/07/28 (Call 11/07/27)	125	139,248
3.70%, 03/15/29 (Call 12/15/28)	75	85,220
3.90%, 11/01/28 (Call 08/01/28)	50	57,408
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	54	62,153
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	300	316,194
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,000	1,021,420

Security	Par (000)	Value

Electric (continued)
2.75%, 11/01/29 (Call 08/01/29)	$281	$302,870
2.80%, 01/15/23 (Call 12/15/22)	275	287,196
3.15%, 04/01/24 (Call 03/01/24)	250	268,137
3.25%, 04/01/26 (Call 02/01/26)	170	186,781
3.50%, 04/01/29 (Call 01/01/29)	105	117,876
3.55%, 05/01/27 (Call 02/01/27)	325	361,579
4.50%, 06/01/21 (Call 03/01/21)	135	138,590
4.80%, 12/01/77 (Call 12/01/27)(a)	160	162,077
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	173	177,143
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	175	180,530
3.20%, 05/15/27 (Call 02/15/27)	195	216,401
3.25%, 05/15/29 (Call 02/15/29)	170	193,659
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	211,872
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	111,093
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	10	10,736
2.95%, 04/01/25 (Call 01/01/25)	40	42,998
3.70%, 11/15/28 (Call 08/15/28)	55	63,438
4.10%, 06/01/22 (Call 03/01/22)	35	36,866
5.75%, 03/15/29 (Call 12/15/28)	10	12,993
7.00%, 09/01/22	375	425,895
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	160	165,382
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	175	190,085
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	200	212,956
3.95%, 03/15/24 (Call 12/15/23)	150	161,401
4.13%, 04/15/30 (Call 01/15/30)	200	225,620
4.20%, 06/15/22 (Call 03/15/22)	155	164,188
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	168	172,045
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	155	160,575
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	175	178,607
3.85%, 06/01/23 (Call 05/01/23)	282	303,717
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	100	115,279
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	300	302,313
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	135,035
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	141	149,267
2.38%, 05/15/23 (Call 02/15/23)	150	157,327
3.00%, 05/15/27 (Call 02/15/27)	100	108,868
3.25%, 09/01/23 (Call 08/01/23)	125	134,621
3.70%, 05/01/28 (Call 02/01/28)	125	142,930
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	100	106,162
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	160	162,322
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	105,432
3.00%, 08/15/21	183	185,846
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	99	102,328
2.90%, 02/01/23 (Call 01/01/23)	125	130,130
3.25%, 06/15/27 (Call 03/15/27)	125	134,309
3.40%, 02/01/28 (Call 11/01/27)	150	160,729
3.55%, 06/15/24 (Call 03/15/24)	60	64,292

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 11/15/25 (Call 08/15/25)	$150	$163,509
4.05%, 12/01/23 (Call 09/01/23)	125	135,083
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	98	105,021
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	215	223,492
3.88%, 06/01/21 (Call 03/01/21)	75	76,410
Series A, 4.20%, 03/01/29 (Call 12/01/28)	95	108,044
Series B, 2.40%, 02/01/22 (Call 12/01/21)	10	10,156
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	205,446
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	303	319,983
3.25%, 07/01/26 (Call 04/01/26)	375	412,470
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	75	75,640
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	200	226,024
Series E, 2.50%, 12/15/21 (Call 11/15/21)	70	71,582
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	165	185,934
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	106,989
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	75	81,023
3.50%, 03/15/29 (Call 12/15/28)	35	39,576
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	102,725
3.45%, 02/15/24 (Call 11/15/23)	200	215,330
Series A, 2.88%, 07/15/29 (Call 04/15/29)	100	109,399
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	216,906
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	281,846
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	84,534
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	200,858
Series B, 2.95%, 11/15/26 (Call 08/15/26)	175	191,690
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	130,906
WEC Energy Group Inc.
3.10%, 03/08/22	45	46,746
3.55%, 06/15/25 (Call 03/15/25)	35	38,779
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	204,454
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	145	156,696
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	200	210,212
3.30%, 06/01/25 (Call 12/01/24)	110	119,595
3.35%, 12/01/26 (Call 06/01/26)	125	138,484

		34,267,367

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	30	30,821
2.63%, 02/15/23 (Call 11/15/22)	275	286,124
3.15%, 06/01/25 (Call 03/01/25)	125	137,422

		454,367

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	365	393,715
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	250	251,785
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	30	30,450
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	200	209,312
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	261	272,813

Security	Par (000)	Value

Electronics (continued)
3.50%, 04/01/22 (Call 02/01/22)	$100	$102,549
4.00%, 04/01/25 (Call 01/01/25)	100	106,110
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	125	138,918
4.88%, 12/01/22	105	111,300
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	105,202
5.00%, 02/15/23	225	236,639
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	175	176,493
3.15%, 06/15/26 (Call 03/15/26)	205	218,140
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	145	147,771
1.85%, 11/01/21 (Call 10/01/21)	510	520,169
2.15%, 08/08/22 (Call 07/08/22)	75	77,788
2.50%, 11/01/26 (Call 08/01/26)	286	314,949
3.35%, 12/01/23	150	163,761
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	104,645
3.50%, 02/15/28 (Call 11/15/27)	165	169,293
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	65	63,933
3.95%, 01/12/28 (Call 10/12/27)	100	103,264
4.70%, 09/15/22	120	126,397
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	10,463
4.55%, 10/30/24 (Call 07/30/24)	150	166,147
4.60%, 04/06/27 (Call 01/06/27)	174	198,376
Legrand France SA, 8.50%, 02/15/25	115	153,780
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	100	104,036
2.95%, 09/15/29 (Call 06/15/29)	105	111,072
3.13%, 11/15/22 (Call 08/15/22)	250	261,897
3.80%, 12/15/26 (Call 09/15/26)	211	235,240
4.20%, 09/15/28 (Call 06/15/28)	220	255,372
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	66	65,637
4.95%, 02/15/27 (Call 11/16/26)	115	118,833
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	35	36,539
4.90%, 06/15/28 (Call 03/15/28)	150	163,170
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	75	79,257
3.70%, 02/15/26 (Call 11/15/25)	140	152,106

		6,257,321

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	44	39,840
4.25%, 09/15/28 (Call 06/15/28)	100	85,933

		125,773

Environmental Control — 0.1%
Republic Services Inc.
2.30%, 03/01/30 (Call 12/01/29)	150	154,084
2.50%, 08/15/24 (Call 07/15/24)	125	132,187
2.90%, 07/01/26 (Call 04/01/26)	25	27,083
3.20%, 03/15/25 (Call 12/15/24)	100	108,686
3.38%, 11/15/27 (Call 08/15/27)	40	44,381
3.55%, 06/01/22 (Call 03/01/22)	160	167,813
3.95%, 05/15/28 (Call 02/15/28)	226	259,353

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.75%, 05/15/23 (Call 02/15/23)	$180	$199,453
5.25%, 11/15/21	110	117,024
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	129	132,716
3.50%, 05/01/29 (Call 02/01/29)	154	168,405
4.25%, 12/01/28 (Call 09/01/28)	85	97,692
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	180	189,401
2.90%, 09/15/22 (Call 06/15/22)	145	151,231
2.95%, 06/15/24 (Call 05/15/24)	168	179,629
3.13%, 03/01/25 (Call 12/01/24)	50	54,422
3.15%, 11/15/27 (Call 08/15/27)	255	282,489
3.20%, 06/15/26 (Call 04/15/26)	55	60,044
3.45%, 06/15/29 (Call 03/15/29)	185	204,893
3.50%, 05/15/24 (Call 02/15/24)	200	217,806

		2,948,792

Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	173	185,383
3.65%, 03/15/23 (Call 02/15/23)	156	166,265
3.95%, 03/15/25 (Call 01/15/25)	150	166,524
4.15%, 03/15/28 (Call 12/15/27)	225	257,166
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	104,701
3.80%, 10/22/21	395	410,421
4.30%, 05/01/24 (Call 04/01/24)	230	253,888
4.60%, 11/01/25 (Call 09/01/25)	210	241,647
4.85%, 11/01/28 (Call 08/01/28)	190	224,918
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	225	234,085
3.20%, 02/10/27 (Call 11/10/26)	130	146,223
3.65%, 02/15/24 (Call 11/15/23)	285	309,359
4.00%, 04/17/25 (Call 02/17/25)	220	248,063
4.20%, 04/17/28 (Call 01/17/28)	225	262,555
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	50	52,571
2.30%, 08/15/26 (Call 05/15/26)	144	154,143
2.45%, 11/15/29 (Call 08/15/29)	50	53,435
3.38%, 05/15/23 (Call 04/15/23)	180	194,393
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	135	145,164
JM Smucker Co. (The), 3.50%, 03/15/25	355	390,113
Kellogg Co.
2.65%, 12/01/23	186	196,511
3.25%, 04/01/26	165	180,446
3.40%, 11/15/27 (Call 08/15/27)	125	136,689
4.30%, 05/15/28 (Call 02/15/28)	115	132,455
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	230	248,124
2.80%, 08/01/22 (Call 07/01/22)	102	106,536
2.95%, 11/01/21 (Call 10/01/21)	310	319,238
3.70%, 08/01/27 (Call 05/01/27)	80	90,440
3.85%, 08/01/23 (Call 05/01/23)	150	162,949
4.00%, 02/01/24 (Call 11/01/23)	125	137,434
4.50%, 01/15/29 (Call 10/15/28)	135	162,502
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	120,022
3.40%, 08/15/27 (Call 05/15/27)	321	350,991
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	210	213,423
2.75%, 04/13/30 (Call 01/13/30)	700	737,352

Security	Par (000)	Value

Food (continued)
3.63%, 05/07/23 (Call 04/07/23)	$255	$274,303
3.63%, 02/13/26 (Call 12/13/25)	110	122,593
4.13%, 05/07/28 (Call 02/07/28)	220	253,920
Sysco Corp.
2.60%, 06/12/22	105	108,237
3.25%, 07/15/27 (Call 04/15/27)	150	152,847
3.30%, 07/15/26 (Call 04/15/26)	319	328,873
3.55%, 03/15/25 (Call 01/15/25)	125	131,504
3.75%, 10/01/25 (Call 07/01/25)	50	52,651
5.65%, 04/01/25 (Call 03/01/25)	300	342,552
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	379	418,124
3.95%, 08/15/24 (Call 05/15/24)	297	327,891
4.00%, 03/01/26 (Call 01/01/26)	120	135,535
4.35%, 03/01/29 (Call 12/01/28)	97	113,487
4.50%, 06/15/22 (Call 03/15/22)	195	207,256

		10,465,902

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,259
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	375	390,694
Georgia-Pacific LLC, 8.00%, 01/15/24	210	258,839
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	275	291,654
3.65%, 06/15/24 (Call 03/15/24)	121	132,501
3.80%, 01/15/26 (Call 10/15/25)	90	99,606
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	316,560

		1,592,113

Gas — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	45	48,098
3.00%, 06/15/27 (Call 03/15/27)	15	16,290
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	150	158,334
4.00%, 04/01/28 (Call 01/01/28)	90	100,892
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	10	10,729
3.60%, 12/15/24 (Call 09/15/24)	175	190,839
Series A, 2.50%, 11/15/24 (Call 10/15/24)	130	135,951
Series B, 3.00%, 11/15/29 (Call 08/15/29)	250	256,812
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	180	179,476
4.75%, 09/01/28 (Call 06/01/28)	50	49,190
5.20%, 07/15/25 (Call 04/15/25)	125	128,618
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	184	197,272
3.49%, 05/15/27 (Call 02/15/27)	220	245,419
3.65%, 06/15/23 (Call 05/15/23)	110	117,715
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	27,124
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	200	224,266
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	150	160,722
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	250	266,102
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	175	182,081
3.50%, 09/15/21 (Call 06/15/21)	35	35,771
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	54,911

		2,786,612

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	$100	$100,837
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	250	255,870
2.90%, 11/01/22	69	72,166
3.40%, 12/01/21 (Call 09/01/21)	170	175,255
3.40%, 03/01/26 (Call 01/01/26)	150	164,281
4.00%, 03/15/60 (Call 03/15/25)(a)	125	123,028
4.25%, 11/15/28 (Call 08/15/28)	55	64,114

		955,551

Health Care – Products — 0.4%
Abbott Laboratories
2.55%, 03/15/22	300	311,328
2.95%, 03/15/25 (Call 12/15/24)	275	303,039
3.40%, 11/30/23 (Call 09/30/23)	313	342,391
3.75%, 11/30/26 (Call 08/30/26)	245	286,383
3.88%, 09/15/25 (Call 06/15/25)	75	86,356
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	265	285,638
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	515	552,765
3.75%, 03/01/26 (Call 01/01/26)	140	158,200
3.85%, 05/15/25	99	109,129
4.00%, 03/01/29 (Call 12/01/28)	180	204,097
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	215	225,307
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	330	344,579
2.60%, 11/15/29 (Call 08/15/29)	95	99,962
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	58,949
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	155	172,569
Medtronic Inc.
3.15%, 03/15/22	305	319,500
3.50%, 03/15/25	593	671,187
3.63%, 03/15/24 (Call 12/15/23)	155	169,511
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	278	304,841
3.38%, 11/01/25 (Call 08/01/25)	215	240,011
3.50%, 03/15/26 (Call 12/15/25)	117	131,455
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	315	345,098
3.00%, 04/15/23 (Call 02/15/23)	227	241,474
3.20%, 08/15/27 (Call 05/15/27)	155	171,280
3.65%, 12/15/25 (Call 09/15/25)	125	139,574
4.15%, 02/01/24 (Call 11/01/23)	323	359,567
4.50%, 03/25/30 (Call 12/25/29)	200	243,970
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	205	211,490
3.38%, 11/30/21 (Call 08/30/21)	100	102,556
3.55%, 04/01/25 (Call 01/01/25)	255	274,525
3.55%, 03/20/30 (Call 12/20/29)	250	264,890
3.70%, 03/19/23 (Call 02/19/23)	145	152,798

		7,884,419

Health Care – Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	212	219,725
2.80%, 06/15/23 (Call 04/15/23)	300	313,491
3.50%, 11/15/24 (Call 08/15/24)	215	232,316

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	$360	$369,770
2.38%, 01/15/25 (Call 12/15/24)	90	94,616
2.88%, 09/15/29 (Call 06/15/29)	339	366,130
2.95%, 12/01/22 (Call 11/01/22)	160	167,869
3.13%, 05/15/22	175	183,031
3.30%, 01/15/23	175	185,533
3.35%, 12/01/24 (Call 10/01/24)	226	246,751
3.50%, 08/15/24 (Call 05/15/24)	220	239,659
3.65%, 12/01/27 (Call 09/01/27)	110	124,573
3.70%, 08/15/21 (Call 05/15/21)	110	113,025
4.10%, 03/01/28 (Call 12/01/27)	315	365,844
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	100	102,070
CommonSpirit Health
2.95%, 11/01/22	175	180,771
3.35%, 10/01/29 (Call 04/01/29)	222	223,352
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	414	450,751
4.75%, 05/01/23	123	132,851
5.00%, 03/15/24	50	55,036
5.25%, 04/15/25	560	634,239
5.25%, 06/15/26 (Call 12/15/25)	410	466,359
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	55	57,550
3.13%, 08/15/29 (Call 05/15/29)	150	162,003
3.15%, 12/01/22 (Call 09/01/22)	171	179,018
3.85%, 10/01/24 (Call 07/01/24)	100	109,218
3.95%, 03/15/27 (Call 12/15/26)	165	184,878
Laboratory Corp. of America Holdings
3.20%, 02/01/22	225	232,875
3.60%, 02/01/25 (Call 11/01/24)	275	301,796
3.60%, 09/01/27 (Call 06/01/27)	85	92,731
3.75%, 08/23/22 (Call 05/23/22)	330	348,460
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	145	151,988
3.45%, 06/01/26 (Call 03/01/26)	50	55,141
4.20%, 06/30/29 (Call 03/30/29)	100	114,421
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	135	137,018
2.00%, 05/15/30 (Call 02/15/30)	200	206,488
2.38%, 10/15/22	85	88,510
2.38%, 08/15/24	70	74,315
2.75%, 02/15/23 (Call 11/15/22)	150	158,155
2.88%, 12/15/21	200	207,368
2.88%, 03/15/22 (Call 12/15/21)	218	225,879
2.88%, 03/15/23	266	282,934
2.88%, 08/15/29	500	557,540
2.95%, 10/15/27	60	66,950
3.10%, 03/15/26	275	306,254
3.15%, 06/15/21	100	102,881
3.35%, 07/15/22	150	158,586
3.38%, 04/15/27	250	283,845
3.45%, 01/15/27	200	226,698
3.50%, 06/15/23	155	168,395
3.50%, 02/15/24	180	197,523
3.75%, 07/15/25	380	434,386
3.85%, 06/15/28	230	274,063
3.88%, 12/15/28	106	126,404

		11,742,033

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified — 0.0%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	$130	$118,126
3.50%, 02/10/23 (Call 01/10/23)	108	105,876
3.63%, 01/19/22 (Call 12/19/21)	100	99,221
4.20%, 06/10/24 (Call 05/10/24)	100	95,643
4.25%, 03/01/25 (Call 01/01/25)	175	171,290
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	50	44,119
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	90	84,002
4.00%, 03/30/25 (Call 02/28/25)	105	97,232

		815,509

Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	110	113,791
5.75%, 08/15/23 (Call 05/15/23)	105	116,693
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	166	176,987

		407,471

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	59,607
3.80%, 11/15/24 (Call 08/15/24)	100	103,203
4.40%, 03/15/29 (Call 12/15/28)	143	149,316
Whirlpool Corp.
4.75%, 02/26/29 (Call 11/26/28)	90	101,661
4.85%, 06/15/21	195	201,437

		615,224

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	80	79,710
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	64,702
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	110,437
3.80%, 11/15/21	150	156,215
3.90%, 05/15/28 (Call 02/15/28)	200	233,552
Kimberly-Clark Corp.
2.75%, 02/15/26	155	167,172
3.05%, 08/15/25	100	110,366
3.20%, 04/25/29 (Call 01/25/29)	90	102,401
3.95%, 11/01/28 (Call 08/01/28)	150	179,238

		1,203,793

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	200	209,268
Aflac Inc., 3.63%, 11/15/24	440	491,374
Alleghany Corp., 4.95%, 06/27/22	300	319,587
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	150	148,960
Allstate Corp. (The)
3.15%, 06/15/23	162	173,044
3.28%, 12/15/26 (Call 09/15/26)	207	231,024
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	153,136
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	295	322,279
3.90%, 04/01/26 (Call 01/01/26)	340	374,704
4.13%, 02/15/24	75	82,111
4.20%, 04/01/28 (Call 01/01/28)	231	256,327
4.25%, 03/15/29 (Call 12/15/28)	25	27,733
4.88%, 06/01/22	297	319,486
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	100	101,963

Security	Par (000)	Value

Insurance (continued)
Aon Corp.
2.20%, 11/15/22	$100	$102,865
2.80%, 05/15/30 (Call 02/15/30)	800	842,608
3.75%, 05/02/29 (Call 02/02/29)	226	253,249
4.50%, 12/15/28 (Call 09/15/28)	125	146,015
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	125	134,838
3.88%, 12/15/25 (Call 09/15/25)	140	155,824
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	151	166,924
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	26,016
Assurant Inc., 4.00%, 03/15/23	40	41,795
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	82,509
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	225,260
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	240	252,744
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	156,988
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	525	558,799
3.00%, 02/11/23	50	53,445
3.13%, 03/15/26 (Call 12/15/25)	585	654,586
3.40%, 01/31/22	225	236,839
3.75%, 08/15/21	47	48,873
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	315	310,004
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	100	102,940
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	313,446
2.88%, 11/03/22 (Call 09/03/22)	85	89,171
3.35%, 05/03/26 (Call 02/03/26)	45	50,291
Cincinnati Financial Corp., 6.92%, 05/15/28	74	96,603
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	45	46,581
3.90%, 05/01/29 (Call 02/01/29)	81	84,117
3.95%, 05/15/24 (Call 02/15/24)	185	198,962
4.50%, 03/01/26 (Call 12/01/25)	220	240,966
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	55	55,540
4.95%, 06/01/29 (Call 03/01/29)	148	152,182
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	25	26,382
4.35%, 04/20/28 (Call 01/20/28)	325	349,872
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	50	50,634
Fidelity National Financial Inc., 5.50%, 09/01/22	200	214,410
First American Financial Corp., 4.60%, 11/15/24	100	107,509
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	115	125,895
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	115	117,827
Lincoln National Corp.
3.35%, 03/09/25	117	122,717
3.63%, 12/12/26 (Call 09/15/26)	195	210,056
3.80%, 03/01/28 (Call 12/01/27)	60	64,261
4.20%, 03/15/22	51	53,623
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	245	259,283
3.75%, 04/01/26 (Call 01/01/26)	200	220,040
Manulife Financial Corp., 4.15%, 03/04/26	333	379,047
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	10	10,315
3.50%, 11/01/27 (Call 08/01/27)	90	94,647

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	$205	$208,065
2.75%, 01/30/22 (Call 12/30/21)	155	160,185
3.30%, 03/14/23 (Call 01/14/23)	145	152,515
3.50%, 06/03/24 (Call 03/03/24)	165	177,926
3.50%, 03/10/25 (Call 12/10/24)	166	180,668
3.75%, 03/14/26 (Call 12/14/25)	200	223,086
3.88%, 03/15/24 (Call 02/15/24)	77	84,597
4.38%, 03/15/29 (Call 12/15/28)	115	135,546
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	100,713
MetLife Inc.
3.00%, 03/01/25	223	241,913
3.05%, 12/15/22	125	132,840
3.60%, 04/10/24	125	137,534
3.60%, 11/13/25 (Call 08/13/25)	115	129,370
Series D, 4.37%, 09/15/23	232	261,079
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	75	79,205
4.88%, 10/01/24 (Call 09/01/24)	130	140,988
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	125	134,595
Primerica Inc., 4.75%, 07/15/22	175	184,152
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	96,330
3.40%, 05/15/25 (Call 02/15/25)	150	161,130
3.70%, 05/15/29 (Call 02/15/29)	81	90,806
Progressive Corp. (The)
2.45%, 01/15/27	250	262,672
3.75%, 08/23/21	100	103,552
Prudential Financial Inc.
3.50%, 05/15/24	362	395,916
3.88%, 03/27/28 (Call 12/27/27)	435	490,780
4.50%, 11/16/21	250	263,787
4.50%, 09/15/47 (Call 09/15/27)(a)	50	48,860
5.20%, 03/15/44 (Call 03/15/24)(a)	200	201,796
5.63%, 06/15/43 (Call 06/15/23)(a)	20	20,740
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	200	214,480
5.88%, 09/15/42 (Call 09/15/22)(a)	250	263,830
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	150	158,010
3.95%, 09/15/26 (Call 06/15/26)	25	26,897
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	150	160,678
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	196,026
Unum Group
4.00%, 03/15/24	225	232,747
4.00%, 06/15/29 (Call 03/15/29)	35	34,250
Voya Financial Inc.
3.65%, 06/15/26	150	161,422
4.70%, 01/23/48 (Call 01/23/28)(a)	100	91,711
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	30	30,866
4.50%, 09/15/28 (Call 06/15/28)	200	228,638
WR Berkley Corp., 4.63%, 03/15/22	280	294,650
XLIT Ltd., 4.45%, 03/31/25	170	189,013

		18,783,058

Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	100	104,399
3.13%, 11/28/21 (Call 09/28/21)	200	205,138
3.40%, 12/06/27 (Call 09/06/27)	370	409,919

Security	Par (000)	Value

Internet (continued)
3.60%, 11/28/24 (Call 08/28/24)	$200	$217,582
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	320	346,339
3.38%, 02/25/24	267	296,843
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	122	128,687
2.50%, 11/29/22 (Call 08/29/22)	250	262,035
2.80%, 08/22/24 (Call 06/22/24)	306	333,262
3.15%, 08/22/27 (Call 05/22/27)	620	704,760
3.30%, 12/05/21 (Call 10/05/21)	308	320,499
3.80%, 12/05/24 (Call 09/05/24)	290	329,675
5.20%, 12/03/25 (Call 09/03/25)	230	281,994
Baidu Inc.
3.50%, 11/28/22	300	311,940
3.63%, 07/06/27(b)	375	401,276
3.88%, 09/29/23 (Call 08/29/23)	200	212,622
4.13%, 06/30/25	200	219,192
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	165	171,268
3.55%, 03/15/28 (Call 12/15/27)	100	104,706
3.60%, 06/01/26 (Call 03/01/26)	180	192,355
3.65%, 03/15/25 (Call 12/15/24)	80	86,066
4.50%, 04/13/27 (Call 02/13/27)	200	222,798
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	108	111,264
3.80%, 08/24/27 (Call 05/24/27)	11	11,889
4.50%, 06/20/28 (Call 03/20/28)	150	169,602
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	225	232,060
2.75%, 01/30/23 (Call 12/30/22)	345	359,587
2.88%, 08/01/21 (Call 06/01/21)	150	153,220
3.45%, 08/01/24 (Call 05/01/24)	130	140,366
3.60%, 06/05/27 (Call 03/05/27)	146	159,159
3.80%, 03/09/22 (Call 02/09/22)	75	78,592
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	330	291,532
3.80%, 02/15/28 (Call 11/15/27)	100	92,187
5.00%, 02/15/26 (Call 11/15/25)	210	214,584
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	250	263,837
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	209	217,329
3.30%, 04/01/27 (Call 01/01/27)	175	192,950
3.75%, 04/01/24 (Call 03/01/24)	200	218,858

		8,770,371

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	142	157,744
4.00%, 08/01/23 (Call 05/01/23)	150	162,783
4.13%, 09/15/22 (Call 06/15/22)	141	150,137
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	130	138,325
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	52	51,385
Vale Overseas Ltd., 6.25%, 08/10/26	315	360,634

		1,021,008

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	130	131,448

Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	100	102,026

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$85	$82,756
4.38%, 09/15/28 (Call 06/15/28)	80	78,758
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	100	96,741
3.50%, 08/18/26 (Call 06/18/26)	145	139,142
3.90%, 08/08/29 (Call 05/08/29)	150	142,038
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	39,269
3.25%, 09/15/22 (Call 06/15/22)	250	249,435
3.75%, 03/15/25 (Call 12/15/24)	65	63,156
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	300	324,927
Series R, 3.13%, 06/15/26 (Call 03/15/26)	325	309,455
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	200	208,004
5.13%, 08/08/25 (Call 06/08/25)	200	210,528
5.40%, 08/08/28 (Call 05/08/28)	300	320,262

		2,366,497

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	295	306,124
3.38%, 04/03/23 (Call 03/03/23)	150	157,836
3.80%, 04/03/28 (Call 01/03/28)	125	144,094
Caterpillar Financial Services Corp.
1.70%, 08/09/21	180	182,520
1.90%, 09/06/22	200	205,398
1.93%, 10/01/21	25	25,368
2.40%, 06/06/22	105	108,578
2.55%, 11/29/22	300	314,007
2.95%, 02/26/22	119	123,614
3.15%, 09/07/21	175	180,593
3.25%, 12/01/24	65	71,640
3.30%, 06/09/24	180	196,580
3.45%, 05/15/23	280	303,747
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	265	274,090
2.60%, 09/19/29 (Call 06/19/29)	100	108,035
2.60%, 04/09/30 (Call 01/09/30)	250	270,205
3.40%, 05/15/24 (Call 02/15/24)	20	21,952
CNH Industrial Capital LLC
3.88%, 10/15/21	50	50,791
4.38%, 04/05/22	246	253,382
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	90	89,165
4.50%, 08/15/23	119	124,688
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	125	129,615
3.10%, 04/15/30 (Call 01/15/30)	250	282,660
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	35	36,803
3.15%, 11/15/25 (Call 08/15/25)	130	138,180
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,413
John Deere Capital Corp.
1.95%, 06/13/22	60	61,765
2.05%, 01/09/25	300	315,183
2.15%, 09/08/22	95	98,335
2.25%, 09/14/26	110	116,701
2.45%, 01/09/30	200	214,404
2.65%, 01/06/22	190	196,424
2.65%, 06/24/24	140	149,681

Security	Par (000)	Value

Machinery (continued)
2.70%, 01/06/23	$60	$63,205
2.80%, 03/06/23	380	404,301
2.80%, 09/08/27	110	122,278
2.80%, 07/18/29	25	27,487
2.95%, 04/01/22	50	52,182
3.05%, 01/06/28	100	110,254
3.13%, 09/10/21	30	30,985
3.15%, 10/15/21	202	209,147
3.35%, 06/12/24	175	191,861
3.45%, 06/07/23	250	269,985
3.45%, 03/13/25	225	251,791
3.45%, 03/07/29	250	285,927
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	60	63,021
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	54,145
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)(c)	550	557,089
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	132,315
3.50%, 03/01/29 (Call 12/01/28)	85	94,475
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	100	100,018
4.40%, 03/15/24 (Call 02/15/24)	210	214,007
4.95%, 09/15/28 (Call 06/15/28)	233	243,646
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	100	107,780
4.88%, 10/01/21	80	84,294

		8,937,764

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	152,275
1.75%, 02/14/23 (Call 01/14/23)	50	51,519
2.00%, 06/26/22	60	61,672
2.00%, 02/14/25 (Call 01/14/25)	240	251,916
2.25%, 03/15/23 (Call 02/15/23)	147	153,503
2.25%, 09/19/26 (Call 06/19/26)	55	58,773
2.38%, 08/26/29 (Call 05/26/29)	155	164,072
2.75%, 03/01/22 (Call 02/01/22)	95	98,366
2.88%, 10/15/27 (Call 07/15/27)	36	39,840
3.00%, 09/14/21 (Call 08/14/21)	130	133,687
3.00%, 08/07/25	150	164,568
3.05%, 04/15/30 (Call 01/15/30)	200	223,968
3.25%, 02/14/24 (Call 01/14/24)	230	250,132
3.38%, 03/01/29 (Call 12/01/28)	105	119,076
3.63%, 09/14/28 (Call 06/14/28)	175	200,641
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	40	39,386
3.75%, 11/15/22 (Call 08/15/22)	128	132,398
3.75%, 12/01/27 (Call 09/01/27)	40	42,055
Eaton Corp.
2.75%, 11/02/22	403	421,272
3.10%, 09/15/27 (Call 06/15/27)	100	107,029
General Electric Co.
2.70%, 10/09/22	280	285,093
3.10%, 01/09/23	275	283,789
3.15%, 09/07/22	625	638,800
3.38%, 03/11/24	190	195,212
3.45%, 05/15/24 (Call 02/13/24)	145	148,529
5.55%, 01/05/26	25	27,630
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	320	353,818
3.38%, 09/15/21 (Call 06/15/21)	225	231,565

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	$50	$54,764
4.25%, 06/15/23	355	383,400
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	80	86,314
3.80%, 03/21/29 (Call 12/21/28)	169	186,590
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	192	204,223
3.25%, 06/14/29 (Call 03/14/29)	80	86,038
3.30%, 11/21/24 (Call 08/21/24)	180	192,926
3.50%, 09/15/22	25	26,152
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	107,221
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	210	211,940
3.90%, 09/17/29 (Call 06/17/29)	80	80,611
4.30%, 03/01/24 (Call 12/01/23)	30	31,717

		6,682,480

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	10	10,785
4.20%, 03/15/28 (Call 12/15/27)	275	304,835
4.46%, 07/23/22 (Call 05/23/22)	663	705,293
4.50%, 02/01/24 (Call 01/01/24)	359	395,991
4.91%, 07/23/25 (Call 04/23/25)	858	980,265
5.05%, 03/30/29 (Call 12/30/28)	220	257,356
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	115	139,674
Comcast Corp.
1.63%, 01/15/22 (Call 06/19/20)	210	214,278
1.95%, 01/15/31 (Call 10/15/30)	300	300,429
2.35%, 01/15/27 (Call 10/15/26)	321	338,809
2.75%, 03/01/23 (Call 02/01/23)	345	364,206
2.85%, 01/15/23	66	69,802
3.00%, 02/01/24 (Call 01/01/24)	360	387,482
3.10%, 04/01/25 (Call 03/01/25)	355	388,569
3.13%, 07/15/22	150	158,504
3.15%, 03/01/26 (Call 12/01/25)	447	494,489
3.30%, 02/01/27 (Call 11/01/26)	189	209,255
3.38%, 02/15/25 (Call 11/15/24)	270	297,421
3.38%, 08/15/25 (Call 05/15/25)	150	166,524
3.40%, 04/01/30 (Call 01/01/30)	815	922,482
3.55%, 05/01/28 (Call 02/01/28)	375	424,935
3.60%, 03/01/24	311	342,853
3.70%, 04/15/24 (Call 03/15/24)	385	425,460
3.95%, 10/15/25 (Call 08/15/25)	340	389,171
4.15%, 10/15/28 (Call 07/15/28)	690	816,988
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	127	132,041
3.45%, 03/15/25 (Call 12/15/24)	155	161,412
3.90%, 11/15/24 (Call 08/15/24)	150	160,436
3.95%, 03/20/28 (Call 12/20/27)	167	179,964
4.13%, 05/15/29 (Call 02/15/29)	145	154,319
4.90%, 03/11/26 (Call 12/11/25)	95	106,051
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	228	250,262
4.71%, 01/25/29 (Call 10/25/28)	400	468,436
Grupo Televisa SAB, 6.63%, 03/18/25	100	114,941
NBCUniversal Media LLC, 2.88%, 01/15/23	285	301,761

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	$25	$26,487
4.30%, 11/23/23 (Call 08/23/23)	25	27,260
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	210	215,040
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	168	197,805
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	273	280,639
2.35%, 12/01/22	225	234,090
2.45%, 03/04/22	175	181,043
2.55%, 02/15/22	150	154,595
3.00%, 02/13/26	115	126,156
3.15%, 09/17/25	215	236,623
3.75%, 06/01/21	175	180,453
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	125	123,634
3.38%, 02/15/28 (Call 11/15/27)	90	90,374
3.50%, 01/15/25 (Call 10/15/24)	185	193,227
3.70%, 08/15/24 (Call 05/15/24)	200	211,366
3.70%, 06/01/28 (Call 03/01/28)	10	10,217
3.88%, 04/01/24 (Call 01/01/24)	100	105,660
4.00%, 01/15/26 (Call 10/15/25)	175	186,403
4.75%, 05/15/25 (Call 04/15/25)	500	547,650
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	197	202,595
1.75%, 01/13/26	400	411,028
2.00%, 09/01/29 (Call 06/01/29)	250	253,357
2.20%, 01/13/28	300	312,924
2.95%, 06/15/27(b)	175	191,049
3.00%, 09/15/22	255	267,824
3.35%, 03/24/25	300	330,096
3.38%, 11/15/26 (Call 08/15/26)	85	94,904
3.70%, 09/15/24 (Call 06/15/24)	45	49,939
3.70%, 10/15/25 (Call 07/15/25)	130	146,103
3.80%, 03/22/30	450	525,442

		17,649,462

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	320	352,285
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	155,742
4.50%, 12/15/28 (Call 09/15/28)	50	53,137

		561,164

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	176	182,623
3.25%, 11/21/21	230	238,400
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	120	131,275
5.95%, 03/15/24 (Call 12/15/23)	150	167,597
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	235	234,537
3.70%, 03/15/23 (Call 12/15/22)	30	30,993
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	613	698,930
Southern Copper Corp.
3.50%, 11/08/22	120	124,047
3.88%, 04/23/25	125	133,221

		1,941,623

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	130	136,687

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 1.5%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	$200	$203,378
2.52%, 09/19/22 (Call 08/19/22)	165	170,562
2.75%, 05/10/23	299	314,043
3.02%, 01/16/27 (Call 10/16/26)	425	458,022
3.12%, 05/04/26 (Call 02/04/26)	355	386,368
3.19%, 04/06/25 (Call 03/06/25)	300	325,266
3.22%, 11/28/23 (Call 09/28/23)	325	347,698
3.22%, 04/14/24 (Call 02/14/24)	335	359,445
3.25%, 05/06/22	200	209,234
3.41%, 02/11/26 (Call 12/11/25)	175	192,231
3.80%, 09/21/25 (Call 07/21/25)	270	302,027
3.94%, 09/21/28 (Call 06/21/28)	280	318,830
4.23%, 11/06/28 (Call 08/06/28)	25	28,896
BP Capital Markets PLC
3.06%, 03/17/22	135	140,233
3.51%, 03/17/25	330	363,779
3.54%, 11/04/24	328	360,072
3.56%, 11/01/21	341	354,456
3.72%, 11/28/28 (Call 08/28/28)	95	106,624
3.81%, 02/10/24	124	135,339
3.99%, 09/26/23	387	425,108
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	145	148,136
3.80%, 04/15/24 (Call 01/15/24)	130	136,744
3.85%, 06/01/27 (Call 03/01/27)	275	283,948
3.90%, 02/01/25 (Call 11/01/24)	160	168,085
Chevron Corp.
1.14%, 05/11/23	105	106,966
1.55%, 05/11/25 (Call 04/11/25)	500	513,585
2.00%, 05/11/27 (Call 03/11/27)	290	302,105
2.24%, 05/11/30 (Call 02/11/30)	475	497,957
2.36%, 12/05/22 (Call 09/05/22)	310	323,225
2.41%, 03/03/22 (Call 01/03/22)	168	173,240
2.57%, 05/16/23 (Call 03/16/23)	130	137,153
2.90%, 03/03/24 (Call 01/03/24)	210	226,296
2.95%, 05/16/26 (Call 02/16/26)	385	425,259
3.19%, 06/24/23 (Call 03/24/23)	263	282,446
3.33%, 11/17/25 (Call 08/17/25)	210	235,643
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	140	136,398
4.38%, 06/01/24 (Call 03/01/24)	170	172,067
4.38%, 03/15/29 (Call 12/15/28)	55	54,297
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	262,263
3.00%, 05/09/23	500	519,975
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	550	602,470
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	230,820
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	245	256,542
4.38%, 01/15/25 (Call 06/29/20)	219	224,628
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,874
4.95%, 03/15/26 (Call 12/15/25)	565	670,683
ConocoPhillips Holding Co., 6.95%, 04/15/29	250	343,075
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	100	108,169
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	165	160,380
3.25%, 12/01/26 (Call 10/01/26)	160	155,811
3.50%, 12/01/29 (Call 09/01/29)	325	315,572

Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 05/31/25 (Call 04/30/25)	$35	$36,646
Ecopetrol SA
4.13%, 01/16/25	180	182,637
5.38%, 06/26/26 (Call 03/26/26)	250	266,452
5.88%, 09/18/23	380	411,046
Eni USA Inc., 7.30%, 11/15/27	75	90,752
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	380	434,336
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	500	514,990
2.45%, 01/17/23	265	276,085
2.65%, 01/15/24	234	246,669
3.25%, 11/10/24	265	290,183
3.63%, 09/10/28 (Call 06/10/28)	130	147,737
Exxon Mobil Corp.
1.57%, 04/15/23	150	153,986
1.90%, 08/16/22	76	78,303
2.02%, 08/16/24 (Call 07/16/24)	50	52,251
2.28%, 08/16/26 (Call 06/16/26)	263	280,795
2.40%, 03/06/22 (Call 01/06/22)	324	335,405
2.44%, 08/16/29 (Call 05/16/29)	168	177,662
2.71%, 03/06/25 (Call 12/06/24)	394	425,760
2.73%, 03/01/23 (Call 01/01/23)	221	232,779
2.99%, 03/19/25 (Call 02/19/25)	400	437,348
3.04%, 03/01/26 (Call 12/01/25)	445	491,511
3.18%, 03/15/24 (Call 12/15/23)	175	191,440
3.29%, 03/19/27 (Call 01/19/27)	300	334,905
3.48%, 03/19/30 (Call 12/19/29)	850	962,616
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	21,077
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	170	167,904
4.30%, 04/01/27 (Call 01/01/27)	160	160,891
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	150	162,134
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	204	203,784
4.40%, 04/15/29 (Call 01/15/29)	130	122,725
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	60	58,054
3.85%, 06/01/25 (Call 03/01/25)	149	141,827
4.40%, 07/15/27 (Call 04/15/27)	280	258,742
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	215	224,507
3.80%, 04/01/28 (Call 01/01/28)	50	50,218
4.50%, 05/01/23 (Call 04/01/23)	295	314,556
4.70%, 05/01/25 (Call 04/01/25)	100	110,561
4.75%, 12/15/23 (Call 10/15/23)	248	268,790
5.13%, 12/15/26 (Call 09/15/26)	80	90,056
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	270	239,190
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	110	95,224
3.85%, 01/15/28 (Call 10/15/27)	157	142,774
3.90%, 11/15/24 (Call 08/15/24)	40	39,505
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	151	168,510
4.30%, 04/01/22	536	568,192
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	135	148,422
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	200	208,386
2.25%, 01/06/23	235	244,804
2.38%, 08/21/22	110	114,472

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.38%, 11/07/29 (Call 08/07/29)	$205	$213,237
2.50%, 09/12/26	265	286,576
2.75%, 04/06/30 (Call 01/06/30)	250	270,262
2.88%, 05/10/26	405	444,099
3.25%, 05/11/25	470	519,416
3.40%, 08/12/23	240	259,723
3.50%, 11/13/23 (Call 10/13/23)	225	245,826
3.88%, 11/13/28 (Call 08/13/28)	206	238,348
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	68	71,766
Total Capital Canada Ltd., 2.75%, 07/15/23	202	213,698
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	100	101,464
2.43%, 01/10/25 (Call 10/10/24)	100	105,874
2.70%, 01/25/23	350	367,209
2.83%, 01/10/30 (Call 10/10/29)	300	321,111
2.88%, 02/17/22	336	348,109
3.46%, 02/19/29 (Call 11/19/28)	200	222,880
3.70%, 01/15/24	255	280,117
3.75%, 04/10/24	255	281,969
Total Capital SA, 3.88%, 10/11/28	65	74,435
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	556	591,679
3.65%, 03/15/25	160	172,824
4.00%, 04/01/29 (Call 01/01/29)	260	286,179

		30,980,823

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	50	50,195
3.34%, 12/15/27 (Call 09/15/27)	357	369,481
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	345	355,043
3.80%, 11/15/25 (Call 08/15/25)	239	251,540
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	107	104,851
3.60%, 12/01/29 (Call 09/01/29)	127	118,717
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	345	364,468
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	142,261

		1,756,556

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	150	154,434
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	10,528
3.65%, 09/15/24 (Call 06/15/24)	40	42,555
4.50%, 11/01/23 (Call 08/01/23)	255	280,663
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	75	77,505
4.90%, 03/01/22	50	52,658
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	100	102,441
3.38%, 09/15/27 (Call 06/15/27)	95	98,594
3.75%, 03/15/25 (Call 01/15/25)	123	133,300
3.90%, 06/01/28 (Call 03/01/28)	115	123,650
4.65%, 03/15/26 (Call 01/15/26)	160	180,230
4.90%, 03/15/29 (Call 12/15/28)	235	269,919

		1,526,477

Pharmaceuticals — 2.2%
AbbVie Inc.
2.30%, 11/21/22(c)	550	566,802

Security	Par (000)	Value

Pharmaceuticals (continued)
2.60%, 11/21/24 (Call 10/21/24)(c)	$835	$878,420
2.80%, 03/15/23 (Call 12/15/22)(c)	150	155,243
2.85%, 05/14/23 (Call 03/14/23)	355	372,878
2.90%, 11/06/22	750	785,250
2.95%, 11/21/26 (Call 09/21/26)(c)	810	868,782
3.20%, 05/14/26 (Call 02/14/26)	400	434,376
3.20%, 11/21/29 (Call 08/21/29)(c)	1,140	1,231,952
3.25%, 10/01/22 (Call 07/01/22)(c)	300	313,857
3.38%, 11/14/21	150	155,553
3.45%, 03/15/22 (Call 01/15/22)(c)	571	593,829
3.60%, 05/14/25 (Call 02/14/25)	685	754,966
3.80%, 03/15/25 (Call 12/15/24)(c)	580	639,531
3.85%, 06/15/24 (Call 03/15/24)(c)	220	240,359
4.25%, 11/14/28 (Call 08/14/28)	205	238,784
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	102	109,366
3.40%, 05/15/24 (Call 02/15/24)	161	172,119
3.45%, 12/15/27 (Call 09/15/27)	175	193,496
3.50%, 11/15/21 (Call 06/18/20)	150	155,334
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	95	97,966
3.13%, 06/12/27 (Call 03/12/27)	65	71,843
3.38%, 11/16/25	617	689,183
3.50%, 08/17/23 (Call 07/17/23)	293	317,199
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	315	333,916
2.89%, 06/06/22 (Call 05/06/22)	290	300,927
3.13%, 11/08/21	320	329,485
3.36%, 06/06/24 (Call 04/06/24)	291	313,235
3.70%, 06/06/27 (Call 03/06/27)	239	267,785
3.73%, 12/15/24 (Call 09/15/24)	183	201,514
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	205,896
2.25%, 08/15/21(c)	200	204,032
2.90%, 07/26/24 (Call 06/26/24)(c)	695	750,892
3.20%, 06/15/26 (Call 04/15/26)(c)	400	446,600
3.25%, 08/15/22(c)	260	274,711
3.25%, 02/20/23 (Call 01/20/23)(c)	25	26,658
3.25%, 11/01/23	200	216,544
3.25%, 02/27/27	160	182,202
3.40%, 07/26/29 (Call 04/26/29)(c)	560	641,530
3.45%, 11/15/27 (Call 08/15/27)(c)	82	93,729
3.55%, 08/15/22(c)	230	244,308
3.63%, 05/15/24 (Call 02/15/24)(c)	175	192,299
3.88%, 08/15/25 (Call 05/15/25)(c)	345	391,892
3.90%, 02/20/28 (Call 11/20/27)(c)	435	505,166
4.00%, 08/15/23(c)	350	385,690
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	170	174,418
3.08%, 06/15/24 (Call 04/15/24)	270	284,483
3.41%, 06/15/27 (Call 03/15/27)	285	316,661
3.50%, 11/15/24 (Call 08/15/24)	185	196,376
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	950	977,388
3.00%, 07/15/23 (Call 05/16/23)(c)	250	262,195
3.05%, 11/30/22 (Call 10/31/22)(c)	250	261,070
3.05%, 10/15/27 (Call 07/15/27)(c)	175	187,343
3.25%, 04/15/25 (Call 01/15/25)(c)	185	199,800
3.40%, 09/17/21	125	129,285
3.40%, 03/01/27 (Call 12/01/26)(c)	165	181,041

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 06/15/24 (Call 03/17/24)(c)	$200	$215,456
3.75%, 07/15/23 (Call 06/15/23)	188	202,431
3.90%, 02/15/22(c)	150	156,921
4.13%, 11/15/25 (Call 09/15/25)	183	207,926
4.38%, 10/15/28 (Call 07/15/28)	525	615,998
4.50%, 02/25/26 (Call 11/27/25)(c)	241	278,145
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	215	217,509
2.63%, 08/15/24 (Call 07/15/24)	45	47,516
2.75%, 12/01/22 (Call 09/01/22)	360	375,167
2.88%, 06/01/26 (Call 03/01/26)	400	427,156
3.00%, 08/15/26 (Call 06/15/26)	25	27,136
3.25%, 08/15/29 (Call 05/15/29)	310	335,119
3.38%, 08/12/24 (Call 05/12/24)	310	333,619
3.50%, 07/20/22 (Call 05/20/22)	370	390,239
3.63%, 04/01/27 (Call 02/01/27)	70	76,986
3.70%, 03/09/23 (Call 02/09/23)	692	740,869
3.75%, 04/01/30 (Call 01/01/30)	840	939,758
3.88%, 07/20/25 (Call 04/20/25)	585	649,514
4.00%, 12/05/23 (Call 09/05/23)	345	376,819
4.10%, 03/25/25 (Call 01/25/25)	943	1,054,387
4.30%, 03/25/28 (Call 12/25/27)	1,435	1,640,463
4.75%, 12/01/22 (Call 09/01/22)	35	37,821
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	215	240,675
3.38%, 03/15/29 (Call 12/15/28)	320	368,986
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	457	483,757
3.38%, 05/15/23	383	412,686
3.63%, 05/15/25	118	133,616
3.88%, 05/15/28	380	446,728
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	347	362,799
2.88%, 06/01/22 (Call 05/01/22)	85	88,750
3.00%, 06/01/24 (Call 05/01/24)	150	162,668
3.38%, 06/01/29 (Call 03/01/29)	55	63,487
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	225	234,281
2.45%, 03/01/26 (Call 12/01/25)	727	795,323
2.90%, 01/15/28 (Call 10/15/27)	35	39,360
2.95%, 03/03/27 (Call 12/03/26)	215	240,022
3.38%, 12/05/23	280	309,145
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	220	228,072
2.85%, 03/15/23 (Call 12/15/22)	135	141,041
3.80%, 03/15/24 (Call 12/15/23)	380	414,082
3.95%, 02/16/28 (Call 11/16/27)	70	79,751
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	245	282,267
Merck & Co. Inc.
2.35%, 02/10/22	375	387,206
2.75%, 02/10/25 (Call 11/10/24)	570	622,810
2.80%, 05/18/23	513	547,397
2.90%, 03/07/24 (Call 02/07/24)	100	108,190
3.40%, 03/07/29 (Call 12/07/28)	350	402,063
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	50	53,452
4.55%, 04/15/28 (Call 01/15/28)	95	106,711

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	$545	$554,805
3.95%, 06/15/26 (Call 03/15/26)	449	490,824
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	225	238,536
2.40%, 05/17/22 (Call 04/17/22)	142	147,051
2.40%, 09/21/22	310	323,414
3.10%, 05/17/27 (Call 02/17/27)	275	307,909
3.40%, 05/06/24	500	551,450
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	216,418
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	305	304,588
1.70%, 05/28/30 (Call 02/28/30)	345	346,597
1.95%, 06/03/21	100	101,630
2.20%, 12/15/21	355	365,828
2.75%, 06/03/26	175	194,947
2.80%, 03/11/22	50	52,070
2.95%, 03/15/24 (Call 02/15/24)	65	70,663
3.00%, 09/15/21	125	129,378
3.00%, 06/15/23	305	327,890
3.00%, 12/15/26	391	441,306
3.20%, 09/15/23 (Call 08/15/23)	131	142,007
3.40%, 05/15/24	260	288,202
3.45%, 03/15/29 (Call 12/15/28)	184	214,783
3.60%, 09/15/28 (Call 06/15/28)	530	624,096
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	195	211,386
3.63%, 06/19/28 (Call 03/19/28)	230	272,290
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	799	814,509
2.88%, 09/23/23 (Call 07/23/23)	327	345,181
3.20%, 09/23/26 (Call 06/23/26)	510	562,265
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	285	316,410
5.00%, 11/26/28 (Call 08/26/28)	250	306,250
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	163,737
3.25%, 08/20/21	95	97,286
3.25%, 02/01/23 (Call 11/01/22)	291	305,954
3.90%, 08/20/28 (Call 05/20/28)	140	162,607
4.50%, 11/13/25 (Call 08/13/25)	75	86,172

		46,896,878

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	143,891
4.80%, 05/03/29 (Call 02/03/29)	100	97,158
4.95%, 12/15/24 (Call 09/15/24)	95	93,939
5.95%, 06/01/26 (Call 03/01/26)	40	40,789
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(c)	365	363,120
5.13%, 06/30/27 (Call 01/01/27)	495	534,976
5.88%, 03/31/25 (Call 10/02/24)	200	219,080
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	165	185,216
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	139,467
4.15%, 09/15/29 (Call 06/15/29)	100	81,322
4.40%, 03/15/27 (Call 12/15/26)	97	83,082
4.95%, 05/15/28 (Call 02/15/28)	151	127,947

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$155	$159,470
5.88%, 10/15/25 (Call 07/15/25)	125	146,237
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	105	108,151
3.50%, 06/10/24 (Call 03/10/24)	185	196,398
3.70%, 07/15/27 (Call 04/15/27)	225	240,388
4.25%, 12/01/26 (Call 09/01/26)	230	253,681
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	35	34,775
3.60%, 02/01/23 (Call 11/01/22)	175	177,833
3.75%, 05/15/30 (Call 02/15/30)	115	113,296
4.05%, 03/15/25 (Call 12/15/24)	266	276,190
4.20%, 04/15/27 (Call 01/15/27)	25	25,286
4.50%, 04/15/24 (Call 03/15/24)	267	281,549
4.65%, 06/01/21 (Call 03/01/21)	325	330,232
4.75%, 01/15/26 (Call 10/15/25)	290	309,740
4.90%, 02/01/24 (Call 11/01/23)	70	74,087
4.95%, 06/15/28 (Call 03/15/28)	274	287,445
5.20%, 02/01/22 (Call 11/01/21)	345	358,455
5.25%, 04/15/29 (Call 01/15/29)	270	289,300
5.50%, 06/01/27 (Call 03/01/27)	225	242,174
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	225	236,095
5.88%, 03/01/22 (Call 12/01/21)	155	162,793
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	445	464,073
3.13%, 07/31/29 (Call 04/30/29)	205	216,849
3.35%, 03/15/23 (Call 12/15/22)	310	329,220
3.50%, 02/01/22	100	104,321
3.70%, 02/15/26 (Call 11/15/25)	110	122,245
3.75%, 02/15/25 (Call 11/15/24)	264	290,743
3.90%, 02/15/24 (Call 11/15/23)	295	321,158
3.95%, 02/15/27 (Call 11/15/26)	165	183,995
4.15%, 10/16/28 (Call 07/16/28)	60	67,799
5.38%, 02/15/78 (Call 02/15/28)(a)	200	177,298
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	100	90,949
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	193	201,699
3.50%, 09/01/23 (Call 06/01/23)	25	26,422
3.95%, 09/01/22 (Call 06/01/22)	200	210,628
4.15%, 03/01/22	150	156,780
4.25%, 09/01/24 (Call 06/01/24)	191	208,631
4.30%, 05/01/24 (Call 02/01/24)	125	135,469
5.00%, 10/01/21 (Call 07/01/21)	100	103,816
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	193	201,378
4.30%, 06/01/25 (Call 03/01/25)	300	332,757
4.30%, 03/01/28 (Call 12/01/27)	280	315,722
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	80	81,731
3.50%, 12/01/22 (Call 11/01/22)	295	298,661
4.00%, 02/15/25 (Call 11/15/24)	60	61,432
4.00%, 03/15/28 (Call 12/15/27)	229	235,385
4.13%, 03/01/27 (Call 12/01/26)	320	331,430
4.25%, 12/01/27 (Call 09/01/27)	95	98,882
4.50%, 07/15/23 (Call 04/15/23)	105	110,433
4.80%, 02/15/29 (Call 11/15/28)	25	27,138
4.88%, 12/01/24 (Call 09/01/24)	224	238,078

Security	Par (000)	Value

Pipelines (continued)
4.88%, 06/01/25 (Call 03/01/25)	$355	$376,939
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	45	44,436
3.40%, 09/01/29 (Call 06/01/29)	100	94,050
4.00%, 07/13/27 (Call 04/13/27)	80	78,884
4.25%, 02/01/22 (Call 11/01/21)	100	102,876
4.35%, 03/15/29 (Call 12/15/28)	110	110,909
4.55%, 07/15/28 (Call 04/15/28)	130	129,953
7.50%, 09/01/23 (Call 06/01/23)	105	117,523
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	283	287,752
4.90%, 03/15/25 (Call 12/15/24)	117	123,083
5.00%, 09/15/23 (Call 06/15/23)	100	104,900
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	105	103,243
3.61%, 02/15/25 (Call 11/15/24)	10	10,454
3.75%, 03/01/28 (Call 12/01/27)	145	148,075
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	205	205,176
3.65%, 06/01/22 (Call 03/01/22)	75	75,083
3.85%, 10/15/23 (Call 07/15/23)	155	155,933
4.50%, 12/15/26 (Call 09/15/26)	150	152,469
4.65%, 10/15/25 (Call 07/15/25)	317	323,904
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	209	222,228
5.00%, 03/15/27 (Call 09/15/26)	205	227,146
5.63%, 04/15/23 (Call 01/15/23)	275	297,572
5.63%, 03/01/25 (Call 12/01/24)	385	428,474
5.75%, 05/15/24 (Call 02/15/24)	400	442,368
5.88%, 06/30/26 (Call 12/31/25)	424	486,387
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	146	153,916
3.50%, 03/15/25 (Call 12/15/24)	155	165,740
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	101,492
4.25%, 04/01/24 (Call 01/01/24)	67	69,433
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	105	106,946
4.38%, 03/13/25 (Call 12/13/24)	115	121,345
4.65%, 06/15/21 (Call 03/15/21)	50	51,104
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	119,602
TransCanada PipeLines Ltd.
2.50%, 08/01/22	340	349,935
3.75%, 10/16/23 (Call 07/16/23)	230	247,710
4.25%, 05/15/28 (Call 02/15/28)	420	477,128
4.88%, 01/15/26 (Call 10/15/25)	75	87,237
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(a)	100	97,460
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	190	208,346
7.85%, 02/01/26 (Call 11/01/25)	150	190,467
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	10	10,999
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	250	257,645
3.60%, 03/15/22 (Call 01/15/22)	335	344,618
3.75%, 06/15/27 (Call 03/15/27)	370	393,114
3.90%, 01/15/25 (Call 10/15/24)	337	359,771
4.00%, 11/15/21 (Call 08/15/21)	187	192,229
4.00%, 09/15/25 (Call 06/15/25)	75	80,663

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 03/04/24 (Call 12/04/23)	$120	$128,996

		21,324,397

Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	30	33,118
5.25%, 03/15/25 (Call 12/15/24)	200	221,222

		254,340

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	10,291
3.45%, 04/30/25 (Call 02/28/25)	125	137,906
3.80%, 04/15/26 (Call 02/15/26)	119	130,304
3.95%, 01/15/27 (Call 10/15/26)	100	108,821
3.95%, 01/15/28 (Call 10/15/27)	100	110,370
4.00%, 01/15/24 (Call 12/15/23)	138	150,101
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	100	86,806
3.30%, 07/15/26 (Call 05/15/26)	200	189,690
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	157,467
American Tower Corp.
2.25%, 01/15/22	208	212,566
2.40%, 03/15/25 (Call 02/15/25)	125	130,776
2.75%, 01/15/27 (Call 11/15/26)	175	186,455
2.90%, 01/15/30 (Call 10/15/29)	215	227,038
2.95%, 01/15/25 (Call 12/15/24)	130	138,498
3.13%, 01/15/27 (Call 10/15/26)	75	80,113
3.38%, 05/15/24 (Call 04/15/24)	130	140,152
3.38%, 10/15/26 (Call 07/15/26)	195	213,872
3.50%, 01/31/23	99	105,403
3.55%, 07/15/27 (Call 04/15/27)	205	224,317
3.60%, 01/15/28 (Call 10/15/27)	45	49,270
3.80%, 08/15/29 (Call 05/15/29)	225	252,691
3.95%, 03/15/29 (Call 12/15/28)	100	113,217
4.00%, 06/01/25 (Call 03/01/25)	130	145,604
4.40%, 02/15/26 (Call 11/15/25)	85	97,080
4.70%, 03/15/22	165	175,864
5.00%, 02/15/24	255	289,887
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	254,532
2.45%, 01/15/31 (Call 10/15/30)	420	431,857
2.95%, 09/15/22 (Call 06/15/22)	275	283,775
2.95%, 05/11/26 (Call 02/11/26)	105	110,737
3.20%, 01/15/28 (Call 10/15/27)	40	42,891
3.35%, 05/15/27 (Call 02/15/27)	100	107,855
3.45%, 06/01/25 (Call 03/03/25)	172	187,344
3.50%, 11/15/25 (Call 08/15/25)	57	61,661
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	245	252,551
2.90%, 03/15/30 (Call 12/15/29)	150	152,350
3.13%, 09/01/23 (Call 06/01/23)	130	135,468
3.20%, 01/15/25 (Call 10/15/24)	225	236,612
3.40%, 06/21/29 (Call 03/21/29)	95	99,835
3.65%, 02/01/26 (Call 11/03/25)	340	367,139
3.80%, 02/01/24 (Call 11/01/23)	144	153,708
3.85%, 02/01/23 (Call 11/01/22)	175	186,062
4.50%, 12/01/28 (Call 09/01/28)	50	57,402
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	99,549

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	$200	$198,152
3.65%, 06/15/24 (Call 04/15/24)	205	203,233
3.88%, 08/15/22 (Call 06/15/22)	20	20,292
3.90%, 03/15/27 (Call 12/15/26)	100	97,674
4.13%, 06/15/26 (Call 03/15/26)	185	188,848
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	51,181
4.10%, 10/15/28 (Call 07/15/28)	110	124,630
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	261	279,283
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	150	150,592
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	125,495
5.00%, 07/01/25 (Call 04/01/25)	100	106,048
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	185	187,647
3.20%, 09/01/24 (Call 07/01/24)	159	170,221
3.65%, 09/01/27 (Call 06/01/27)	70	76,973
3.70%, 06/15/26 (Call 03/15/26)	240	263,438
3.80%, 02/15/28 (Call 11/15/27)	314	347,796
4.00%, 03/01/27 (Call 12/01/26)	175	195,541
4.45%, 02/15/26 (Call 11/15/25)	240	272,105
4.88%, 04/15/22	100	106,866
5.25%, 01/15/23	427	470,516
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	20,142
4.00%, 11/15/25 (Call 08/15/25)	125	131,603
4.38%, 12/15/23 (Call 09/15/23)	100	108,254
4.38%, 02/15/29 (Call 11/15/28)	100	111,735
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	215	216,438
3.45%, 11/15/29 (Call 08/15/29)	150	149,058
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	200	223,536
3.63%, 10/01/22 (Call 07/03/22)	318	330,606
3.70%, 08/15/27 (Call 05/15/27)	220	245,089
4.45%, 07/15/28 (Call 04/15/28)	111	129,383
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	200	208,976
3.38%, 12/15/27 (Call 09/15/27)	110	119,139
3.75%, 12/01/24 (Call 09/01/24)	20	21,423
3.88%, 10/15/22 (Call 07/15/22)	200	207,670
4.00%, 09/15/28 (Call 06/15/28)	25	28,068
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	80	68,974
4.75%, 12/15/26 (Call 09/15/26)	169	147,278
4.95%, 04/15/28 (Call 01/15/28)	160	137,910
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	80	84,406
2.90%, 11/18/26 (Call 09/18/26)	140	147,994
3.20%, 11/18/29 (Call 08/18/29)	230	246,337
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	329	346,555
3.00%, 04/15/23 (Call 01/15/23)	275	285,857
3.00%, 07/01/29 (Call 04/01/29)	110	118,608
3.25%, 08/01/27 (Call 05/01/27)	50	53,079
4.15%, 12/01/28 (Call 09/01/28)	125	143,366
4.63%, 12/15/21 (Call 09/15/21)	100	104,774

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	$130	$132,708
3.38%, 04/15/26 (Call 01/15/26)	275	293,164
3.50%, 04/01/25 (Call 01/01/25)	75	80,392
3.88%, 05/01/24 (Call 02/01/24)	390	412,004
4.00%, 03/01/29 (Call 12/01/28)	10	11,052
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	100	99,366
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	24,027
5.38%, 11/01/23 (Call 08/01/23)	230	231,189
5.38%, 04/15/26 (Call 01/15/26)	300	301,587
5.75%, 06/01/28 (Call 03/03/28)	225	226,111
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	20,128
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	100	102,951
3.75%, 07/01/27 (Call 04/01/27)	150	151,102
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	140	136,130
3.15%, 08/01/22 (Call 05/01/22)	250	252,805
3.40%, 02/01/25 (Call 11/01/24)	25	26,020
3.88%, 08/15/24 (Call 05/17/24)	285	302,000
4.00%, 06/01/25 (Call 03/01/25)	392	411,663
4.25%, 11/15/23 (Call 08/15/23)	148	156,609
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	150	156,819
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	269,360
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	248,137
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	100	102,301
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	190	191,999
4.38%, 10/01/25 (Call 07/01/25)	100	103,898
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	195	188,378
3.13%, 06/01/23 (Call 03/01/23)	150	150,808
3.30%, 02/01/25 (Call 12/01/24)	140	141,819
3.80%, 04/01/27 (Call 01/01/27)	50	51,264
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	155,745
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	140	146,021
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	275	294,506
3.95%, 03/15/29 (Call 12/15/28)	90	99,307
4.30%, 10/15/23 (Call 07/15/23)	300	320,271
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	105	102,551
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	85	79,280
4.50%, 02/01/25 (Call 11/01/24)	100	91,276
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	100	90,379
4.50%, 04/01/27 (Call 01/01/27)	150	144,531
4.75%, 01/15/28 (Call 10/15/27)	154	151,853
4.95%, 04/01/24 (Call 01/01/24)	150	154,594
5.25%, 01/15/26 (Call 10/15/25)	150	151,569
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	55	52,806
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	150	148,101
4.45%, 03/15/24 (Call 12/15/23)	100	100,753

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	$190	$195,949
2.25%, 04/15/30 (Call 01/15/30)	320	327,824
3.75%, 11/01/25 (Call 08/01/25)	100	114,218
3.88%, 09/15/28 (Call 06/15/28)	50	57,234
4.25%, 08/15/23 (Call 05/15/23)	159	175,727
4.38%, 02/01/29 (Call 11/01/28)	25	29,480
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	108,283
3.39%, 05/01/29 (Call 02/01/29)	80	89,011
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	320	317,779
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	130	133,557
3.25%, 10/15/22 (Call 07/15/22)	325	339,258
3.25%, 01/15/31 (Call 10/15/30)	150	154,141
3.65%, 01/15/28 (Call 10/15/27)	105	111,233
3.88%, 07/15/24 (Call 04/15/24)	100	105,034
3.88%, 04/15/25 (Call 02/15/25)	100	107,621
4.65%, 08/01/23 (Call 05/01/23)	280	303,551
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	193,618
3.60%, 02/01/27 (Call 11/01/26)	61	62,419
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	100	84,592
4.80%, 06/01/24 (Call 05/01/24)	50	49,081
5.13%, 08/15/26 (Call 05/15/26)	100	97,057
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	233	225,271
2.35%, 01/30/22 (Call 10/30/21)	150	149,242
2.45%, 09/13/29 (Call 06/13/29)	100	91,690
2.63%, 06/15/22 (Call 03/15/22)	100	100,867
2.75%, 02/01/23 (Call 11/01/22)	230	230,281
2.75%, 06/01/23 (Call 03/01/23)	148	148,690
3.25%, 11/30/26 (Call 08/30/26)	200	199,494
3.30%, 01/15/26 (Call 10/15/25)	151	151,217
3.38%, 10/01/24 (Call 07/01/24)	198	202,002
3.38%, 06/15/27 (Call 03/15/27)(b)	175	173,582
3.38%, 12/01/27 (Call 09/01/27)	32	31,489
3.75%, 02/01/24 (Call 11/01/23)	325	334,630
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	73,730
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	150	128,559
4.45%, 09/15/26 (Call 06/15/26)	100	95,739
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	93,059
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	50	43,141
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	140	143,531
3.50%, 07/01/27 (Call 04/01/27)	100	105,263
3.50%, 01/15/28 (Call 10/15/27)	100	105,501
3.75%, 07/01/24 (Call 04/01/24)	135	141,431
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	92,497
3.10%, 01/15/23 (Call 12/15/22)	36	35,775
3.13%, 06/15/23 (Call 03/15/23)	235	233,743
3.25%, 10/15/26 (Call 07/15/26)	200	193,560
3.50%, 04/15/24 (Call 03/15/24)	180	178,733
3.50%, 02/01/25 (Call 11/01/24)	142	143,193
3.75%, 05/01/24 (Call 02/01/24)	194	194,072
3.85%, 04/01/27 (Call 01/01/27)	100	98,910
4.13%, 01/15/26 (Call 10/15/25)	50	50,242

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/15/29 (Call 10/15/28)	$81	$81,915
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	150	127,973
4.60%, 02/06/24 (Call 11/06/23)	176	176,493
4.88%, 06/01/26 (Call 03/01/26)	255	254,442
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	100	96,251
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	75	71,789
3.63%, 03/15/24 (Call 02/15/24)	281	288,278
3.75%, 03/15/23 (Call 12/15/22)	50	51,620
4.00%, 06/01/25 (Call 03/01/25)	259	270,360
4.13%, 03/15/29 (Call 12/15/28)	203	209,293
4.25%, 04/15/28 (Call 01/15/28)	175	182,752
4.50%, 01/15/24 (Call 10/15/23)	324	339,027
Weyerhaeuser Co., 4.63%, 09/15/23	185	203,750
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	50	50,927
4.60%, 04/01/24 (Call 01/01/24)	305	324,956

		32,193,637

Retail — 1.0%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,702
4.50%, 12/01/23 (Call 09/01/23)	190	203,024
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	125	122,846
4.50%, 10/01/25 (Call 07/01/25)	45	46,910
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	50	52,937
3.13%, 04/21/26 (Call 01/21/26)	180	192,933
3.25%, 04/15/25 (Call 01/15/25)	165	177,692
3.63%, 04/15/25 (Call 03/15/25)	300	328,665
3.70%, 04/15/22 (Call 01/15/22)	200	209,570
3.75%, 04/18/29 (Call 01/18/29)	105	115,193
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	25	27,708
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	300	305,826
2.30%, 05/18/22 (Call 04/18/22)	115	119,179
2.75%, 05/18/24 (Call 03/18/24)	225	243,538
3.00%, 05/18/27 (Call 02/18/27)	275	314,729
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	150	150,467
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	230	244,589
3.88%, 04/15/27 (Call 01/15/27)	150	168,933
4.13%, 05/01/28 (Call 02/01/28)	125	143,125
4.15%, 11/01/25 (Call 08/01/25)	25	28,700
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	55	61,411
4.20%, 05/15/28 (Call 02/15/28)	330	372,190
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	105	113,129
2.50%, 04/15/27 (Call 02/15/27)	65	70,754
2.63%, 06/01/22 (Call 05/01/22)	225	234,610
2.70%, 04/01/23 (Call 01/01/23)	175	185,054
2.70%, 04/15/30 (Call 01/15/30)	800	873,664
2.80%, 09/14/27 (Call 06/14/27)	155	175,879
2.95%, 06/15/29 (Call 03/15/29)	260	288,155
3.00%, 04/01/26 (Call 01/01/26)	236	264,386
3.25%, 03/01/22	51	53,601
3.35%, 09/15/25 (Call 06/15/25)	165	185,142
3.75%, 02/15/24 (Call 11/15/23)	150	165,756

Security	Par (000)	Value

Retail (continued)
3.90%, 12/06/28 (Call 09/06/28)	$140	$166,394
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	40	36,710
4.25%, 07/17/25 (Call 04/17/25)	123	111,496
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	558	592,367
3.10%, 05/03/27 (Call 02/03/27)	250	272,692
3.12%, 04/15/22 (Call 01/15/22)	75	78,037
3.13%, 09/15/24 (Call 06/15/24)	135	146,082
3.38%, 09/15/25 (Call 06/15/25)	200	220,726
3.65%, 04/05/29 (Call 01/05/29)	230	259,994
3.80%, 11/15/21 (Call 08/15/21)	255	265,123
4.50%, 04/15/30 (Call 01/15/30)	250	300,897
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	105	107,000
2.13%, 03/01/30 (Call 12/01/29)	50	50,610
2.63%, 01/15/22	320	330,778
2.63%, 09/01/29 (Call 06/01/29)	199	208,974
3.25%, 06/10/24	125	136,658
3.30%, 07/01/25 (Call 06/01/25)	65	71,858
3.35%, 04/01/23 (Call 03/01/23)	230	247,188
3.50%, 03/01/27 (Call 12/01/26)	236	262,295
3.60%, 07/01/30 (Call 04/01/30)	340	384,713
3.70%, 01/30/26 (Call 10/30/25)	275	309,474
3.80%, 04/01/28 (Call 01/01/28)	135	154,697
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	175	171,201
4.00%, 03/15/27 (Call 12/15/26)	80	62,466
6.95%, 03/15/28	40	37,160
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	215	235,247
3.60%, 09/01/27 (Call 06/01/27)	189	204,885
3.85%, 06/15/23 (Call 03/15/23)	190	197,883
4.63%, 09/15/21 (Call 06/15/21)	115	118,840
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	250	250,082
2.45%, 06/15/26 (Call 03/15/26)	210	222,917
2.70%, 06/15/22 (Call 04/15/22)	180	186,638
3.10%, 03/01/23 (Call 02/01/23)	230	244,421
3.50%, 03/01/28 (Call 12/01/27)	205	224,204
3.55%, 08/15/29 (Call 05/15/29)	155	171,360
3.80%, 08/15/25 (Call 06/15/25)	255	285,220
3.85%, 10/01/23 (Call 07/01/23)	219	238,717
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	370	395,334
2.35%, 02/15/30 (Call 11/15/29)	310	330,051
2.50%, 04/15/26	243	266,479
2.65%, 09/15/30 (Call 06/15/30)	160	174,229
2.90%, 01/15/22	297	309,729
3.50%, 07/01/24	260	289,203
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	315,870
2.50%, 05/15/23 (Call 02/15/23)	141	146,983
3.88%, 04/15/30 (Call 01/15/30)	250	293,482
Walgreen Co., 3.10%, 09/15/22	175	182,632
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	423,180
3.80%, 11/18/24 (Call 08/18/24)(b)	425	457,393
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	275	288,527

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.38%, 09/24/29 (Call 06/24/29)	$275	$298,411
2.55%, 04/11/23 (Call 01/11/23)	223	235,162
2.65%, 12/15/24 (Call 10/15/24)	305	329,815
2.85%, 07/08/24 (Call 06/08/24)	505	548,440
3.05%, 07/08/26 (Call 05/08/26)	140	156,958
3.13%, 06/23/21	395	406,226
3.30%, 04/22/24 (Call 01/22/24)	325	355,449
3.40%, 06/26/23 (Call 05/26/23)	431	467,480
3.55%, 06/26/25 (Call 04/26/25)	340	383,564
3.70%, 06/26/28 (Call 03/26/28)	604	714,647
5.88%, 04/05/27	175	225,857

		21,853,102

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	183	189,928

Semiconductors — 0.9%
Altera Corp., 4.10%, 11/15/23	160	178,747
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	75	76,808
2.88%, 06/01/23 (Call 03/01/23)	180	188,510
3.50%, 12/05/26 (Call 09/05/26)	285	315,352
3.90%, 12/15/25 (Call 09/15/25)	80	88,722
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	115	115,015
3.30%, 04/01/27 (Call 01/01/27)	220	246,660
3.90%, 10/01/25 (Call 07/01/25)	215	246,351
4.30%, 06/15/21	250	259,848
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	340	347,409
3.13%, 01/15/25 (Call 11/15/24)	295	305,027
3.50%, 01/15/28 (Call 10/15/27)	150	153,318
3.63%, 01/15/24 (Call 11/15/23)	505	531,906
3.88%, 01/15/27 (Call 10/15/26)	575	603,917
Broadcom Inc.
2.25%, 11/15/23(c)	850	860,922
3.13%, 10/15/22(c)	300	309,849
3.15%, 11/15/25 (Call 10/15/25)(c)	355	368,430
3.63%, 10/15/24 (Call 09/15/24)(c)	400	424,432
4.15%, 11/15/30 (Call 08/15/30)(c)	945	989,831
4.25%, 04/15/26 (Call 02/15/26)(c)	463	495,859
4.75%, 04/15/29 (Call 01/15/29)(c)	500	548,505
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	305	333,255
2.70%, 12/15/22	259	274,076
2.88%, 05/11/24 (Call 03/11/24)	325	352,436
3.10%, 07/29/22	300	317,457
3.15%, 05/11/27 (Call 02/11/27)	235	263,374
3.30%, 10/01/21	377	391,605
3.40%, 03/25/25 (Call 02/25/25)	300	336,957
3.70%, 07/29/25 (Call 04/29/25)	380	432,660
3.75%, 03/25/27 (Call 01/25/27)	226	262,687
3.90%, 03/25/30 (Call 12/25/29)	800	959,184
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	84	97,101
4.65%, 11/01/24 (Call 08/01/24)	329	371,494
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	175	175,581
2.80%, 06/15/21 (Call 05/15/21)	80	81,739
3.75%, 03/15/26 (Call 01/15/26)	111	126,148

Security	Par (000)	Value

Semiconductors (continued)
3.80%, 03/15/25 (Call 12/15/24)	$200	$223,394
4.00%, 03/15/29 (Call 12/15/28)	115	134,049
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	125	142,074
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	122,403
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	180	198,747
4.64%, 02/06/24 (Call 01/06/24)	55	60,410
4.66%, 02/15/30 (Call 11/15/29)	140	158,126
4.98%, 02/06/26 (Call 12/06/25)	190	213,243
5.33%, 02/06/29 (Call 11/06/28)	110	126,815
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	250	255,098
2.85%, 04/01/30 (Call 01/01/30)	515	564,579
3.20%, 09/16/26 (Call 06/16/26)	155	174,524
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	275	304,309
5.35%, 03/01/26 (Call 01/01/26)(c)	80	91,884
5.55%, 12/01/28 (Call 09/01/28)(c)	10	11,850
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(c)	30	30,974
3.40%, 05/01/30 (Call 02/01/30)(c)	50	51,797
3.88%, 06/18/26 (Call 04/18/26)(c)	95	102,125
4.30%, 06/18/29 (Call 03/18/29)(c)	305	334,716
QUALCOMM Inc.
2.15%, 05/20/30 (Call 02/20/30)	530	543,785
2.60%, 01/30/23 (Call 12/30/22)	158	165,987
2.90%, 05/20/24 (Call 03/20/24)	277	298,495
3.00%, 05/20/22	243	254,951
3.25%, 05/20/27 (Call 02/20/27)	275	306,322
3.45%, 05/20/25 (Call 02/20/25)	350	389,329
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	85	87,400
2.25%, 09/04/29 (Call 06/04/29)	10	10,628
2.63%, 05/15/24 (Call 03/15/24)	55	58,848
2.90%, 11/03/27 (Call 08/03/27)	85	95,737
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	300	305,295
2.95%, 06/01/24 (Call 04/01/24)	220	234,771

		18,483,837

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	165	172,001

Software — 0.9%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	65	66,196
3.40%, 09/15/26 (Call 06/15/26)	300	332,769
Adobe Inc.
1.70%, 02/01/23	60	62,026
1.90%, 02/01/25 (Call 01/01/25)	70	74,099
2.15%, 02/01/27 (Call 12/01/26)	145	155,588
2.30%, 02/01/30 (Call 11/01/29)	350	373,779
3.25%, 02/01/25 (Call 11/01/24)	275	305,704
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	75	80,056
3.50%, 06/15/27 (Call 03/15/27)	195	218,279
4.38%, 06/15/25 (Call 03/15/25)	125	138,595

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	$210	$229,813
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	55	57,904
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	111,936
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	75	88,131
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	225	246,456
3.50%, 04/15/23 (Call 01/15/23)	220	234,285
3.75%, 05/21/29 (Call 02/21/29)	50	57,723
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	148,942
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	750	765,465
2.65%, 06/01/30 (Call 03/01/30)	400	413,040
2.75%, 07/01/24 (Call 06/01/24)	345	366,183
3.20%, 07/01/26 (Call 05/01/26)	340	370,399
3.50%, 07/01/29 (Call 04/01/29)	471	519,009
3.85%, 06/01/25 (Call 03/01/25)	288	321,146
4.20%, 10/01/28 (Call 07/01/28)	160	185,493
4.75%, 06/15/21	250	260,242
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	330	334,409
2.00%, 08/08/23 (Call 06/08/23)	532	557,967
2.13%, 11/15/22	125	130,848
2.38%, 02/12/22 (Call 01/12/22)	275	284,639
2.40%, 02/06/22 (Call 01/06/22)	455	470,579
2.40%, 08/08/26 (Call 05/08/26)	770	847,077
2.65%, 11/03/22 (Call 09/03/22)	189	199,040
2.70%, 02/12/25 (Call 11/12/24)	470	513,893
2.88%, 02/06/24 (Call 12/06/23)	520	563,373
3.13%, 11/03/25 (Call 08/03/25)	670	755,398
3.30%, 02/06/27 (Call 11/06/26)	500	574,850
3.63%, 12/15/23 (Call 09/15/23)	392	434,732
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	490	498,565
2.40%, 09/15/23 (Call 07/15/23)	623	656,592
2.50%, 05/15/22 (Call 03/15/22)	365	377,720
2.50%, 10/15/22	530	554,528
2.50%, 04/01/25 (Call 03/01/25)	500	533,290
2.63%, 02/15/23 (Call 01/15/23)	370	389,447
2.65%, 07/15/26 (Call 04/15/26)	590	637,914
2.80%, 07/08/21	300	307,662
2.80%, 04/01/27 (Call 02/01/27)	250	270,757
2.95%, 11/15/24 (Call 09/15/24)	435	472,710
2.95%, 05/15/25 (Call 02/15/25)	518	563,926
2.95%, 04/01/30 (Call 01/01/30)	500	551,805
3.25%, 11/15/27 (Call 08/15/27)	900	1,006,497
3.40%, 07/08/24 (Call 04/08/24)	175	192,021
3.63%, 07/15/23	268	292,643
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	65	75,091
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	350	360,853
3.90%, 08/21/27 (Call 05/21/27)	184	192,687

		19,784,771

Telecommunications — 1.1%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	75	77,519
2.95%, 07/15/26 (Call 04/15/26)	250	263,258
3.00%, 02/15/22	350	362,460
3.00%, 06/30/22 (Call 04/30/22)	395	409,974
3.20%, 03/01/22 (Call 02/01/22)	245	253,857

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 06/15/22	$180	$188,483
3.40%, 05/15/25 (Call 02/15/25)	745	803,758
3.55%, 06/01/24 (Call 03/01/24)	165	177,900
3.60%, 02/17/23 (Call 12/17/22)	230	244,460
3.60%, 07/15/25 (Call 04/15/25)	100	108,680
3.80%, 03/15/22	151	158,589
3.80%, 03/01/24 (Call 01/01/24)	150	162,051
3.80%, 02/15/27 (Call 11/15/26)	180	197,019
3.88%, 08/15/21	275	285,167
3.88%, 01/15/26 (Call 10/15/25)	500	550,535
3.90%, 03/11/24 (Call 12/11/23)	250	270,260
3.95%, 01/15/25 (Call 10/15/24)	245	268,471
4.00%, 01/15/22	150	157,553
4.05%, 12/15/23	150	164,351
4.10%, 02/15/28 (Call 11/15/27)	445	493,287
4.13%, 02/17/26 (Call 11/17/25)	560	624,092
4.25%, 03/01/27 (Call 12/01/26)	415	466,091
4.30%, 02/15/30 (Call 11/15/29)	559	634,582
4.35%, 03/01/29 (Call 12/01/28)	395	447,673
4.45%, 04/01/24 (Call 01/01/24)	240	264,698
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	218,302
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	150	152,757
2.20%, 09/20/23 (Call 07/20/23)	132	139,133
2.50%, 09/20/26 (Call 06/20/26)	355	393,120
2.60%, 02/28/23	155	163,761
2.95%, 02/28/26	145	162,449
3.00%, 06/15/22	85	89,485
3.50%, 06/15/25	55	62,619
3.63%, 03/04/24	220	246,063
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	138,791
Juniper Networks Inc., 4.50%, 03/15/24	180	198,265
Motorola Solutions Inc.
3.50%, 03/01/23	85	88,769
3.75%, 05/15/22	135	140,970
4.00%, 09/01/24	125	136,176
4.60%, 02/23/28 (Call 11/23/27)	100	110,451
4.60%, 05/23/29 (Call 02/23/29)	196	218,401
Orange SA, 4.13%, 09/14/21	243	254,324
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	135	146,175
3.63%, 12/15/25 (Call 09/15/25)	140	157,095
4.10%, 10/01/23 (Call 07/01/23)	255	282,614
Telefonica Emisiones SA, 4.10%, 03/08/27	250	277,067
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	35	38,353
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(c)	250	267,752
3.75%, 04/15/27 (Call 02/15/27)(c)	500	540,625
3.88%, 04/15/30 (Call 01/15/30)(c)	1,700	1,844,347
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	250	260,295
2.63%, 08/15/26	524	564,332
2.95%, 03/15/22	390	407,117
3.13%, 03/16/22	100	104,706
3.15%, 03/22/30 (Call 12/22/29)	700	776,699
3.38%, 02/15/25	497	551,009
3.50%, 11/01/24 (Call 08/01/24)	428	471,930
3.88%, 02/08/29 (Call 11/08/28)	85	98,754
4.02%, 12/03/29 (Call 09/03/29)	300	353,172

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 03/16/27	$595	$693,121
4.15%, 03/15/24 (Call 12/15/23)	149	165,937
4.33%, 09/21/28	1,031	1,228,540
5.15%, 09/15/23	694	792,506
Vodafone Group PLC
3.75%, 01/16/24	370	401,946
4.13%, 05/30/25	295	332,630
4.38%, 05/30/28	760	888,873

		22,594,199

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	84,803

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	45	46,043
3.00%, 11/19/24 (Call 10/19/24)	110	113,125
3.50%, 09/15/27 (Call 06/15/27)	150	150,828
3.55%, 11/19/26 (Call 09/19/26)	100	102,882
3.90%, 11/19/29 (Call 08/19/29)	105	105,228

		518,106

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	220	232,837
3.00%, 04/01/25 (Call 01/01/25)	235	260,458
3.05%, 03/15/22 (Call 12/15/21)	110	114,262
3.05%, 09/01/22 (Call 06/01/22)	85	89,436
3.25%, 06/15/27 (Call 03/15/27)	275	308,467
3.40%, 09/01/24 (Call 06/01/24)	185	204,133
3.45%, 09/15/21 (Call 06/15/21)	120	123,608
3.75%, 04/01/24 (Call 01/01/24)	150	165,732
3.85%, 09/01/23 (Call 06/01/23)	269	294,321
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	215	220,865
2.95%, 11/21/24 (Call 08/21/24)	170	181,135
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	260	278,437
4.00%, 06/01/28 (Call 03/01/28)	55	62,266
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	105	115,292
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	125	137,625
3.35%, 11/01/25 (Call 08/01/25)	241	269,137
3.40%, 08/01/24 (Call 05/01/24)	100	109,588
3.80%, 03/01/28 (Call 12/01/27)	430	489,189
4.25%, 06/01/21 (Call 03/01/21)	100	102,324
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	206,974
3.25%, 04/01/26 (Call 01/01/26)	120	129,163
3.30%, 03/15/27 (Call 12/15/26)	170	175,918
3.40%, 02/15/28 (Call 11/15/27)	153	161,080
3.80%, 05/15/25 (Call 04/15/25)	500	548,885
4.00%, 01/15/24	305	335,469
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	200	207,594
3.88%, 03/01/26 (Call 01/01/26)	54	60,739
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	50	51,863
3.00%, 05/15/23 (Call 02/15/23)	125	127,529
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	23,963

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	$45	$47,347
2.90%, 02/15/23 (Call 11/15/22)	160	168,336
2.90%, 06/15/26 (Call 03/15/26)	84	91,804
3.00%, 04/01/22 (Call 01/01/22)	100	103,371
3.15%, 06/01/27 (Call 03/01/27)	50	55,307
3.25%, 12/01/21 (Call 09/01/21)	90	92,741
3.65%, 08/01/25 (Call 06/01/25)	50	55,705
3.80%, 08/01/28 (Call 05/01/28)	120	136,909
3.85%, 01/15/24 (Call 10/15/23)	175	190,886
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	140	140,365
2.50%, 09/01/22 (Call 08/01/22)	105	105,701
2.50%, 09/01/24 (Call 08/01/24)	125	126,225
2.88%, 06/01/22 (Call 05/01/22)	50	51,077
2.90%, 12/01/26 (Call 10/01/26)	85	85,268
3.65%, 03/18/24 (Call 02/18/24)	60	63,028
3.75%, 06/09/23 (Call 05/09/23)	65	67,816
3.88%, 12/01/23 (Call 11/01/23)	125	129,841
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	215	225,333
2.40%, 02/05/30 (Call 11/05/29)	140	147,036
2.75%, 03/01/26 (Call 12/01/25)	185	199,343
3.00%, 04/15/27 (Call 01/15/27)	215	234,692
3.15%, 03/01/24 (Call 02/01/24)	65	70,316
3.20%, 06/08/21	135	138,680
3.25%, 01/15/25 (Call 10/15/24)	148	161,000
3.50%, 06/08/23 (Call 05/08/23)	126	135,894
3.70%, 03/01/29 (Call 12/01/28)	60	68,567
3.75%, 07/15/25 (Call 05/15/25)	55	61,745
3.95%, 09/10/28 (Call 06/10/28)	327	379,951
4.16%, 07/15/22 (Call 04/15/22)	300	319,485
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	25	25,852
2.40%, 11/15/26 (Call 08/15/26)	125	135,284
2.45%, 10/01/22	600	625,596
2.50%, 09/01/29 (Call 06/01/29)	10	10,763
3.05%, 11/15/27 (Call 08/15/27)	385	429,510
3.90%, 04/01/25 (Call 03/01/25)	500	568,720

		11,437,783

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	80	80,984
3.50%, 03/15/28 (Call 12/15/27)	50	50,045
3.85%, 03/30/27 (Call 12/30/26)	50	51,916
4.35%, 02/15/24 (Call 01/15/24)	100	108,136
4.55%, 11/07/28 (Call 08/07/28)	35	38,345
4.70%, 04/01/29 (Call 01/01/29)	133	145,275
4.85%, 06/01/21	50	51,583

		526,284

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	192	206,450
3.40%, 03/01/25 (Call 12/01/24)	125	137,688
3.45%, 06/01/29 (Call 03/01/29)	100	112,139
3.75%, 09/01/28 (Call 06/01/28)	100	113,944

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	$65	$70,277

		640,498

Total Corporate Bonds & Notes — 33.5% (Cost: $683,772,278)		717,284,777

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
1.63%, 01/22/25	1,000	1,053,660
2.00%, 11/15/22	195	202,710
Export Development Canada
1.38%, 10/21/21	25	25,367
1.38%, 02/24/23	500	513,805
2.00%, 05/17/22	150	154,950
2.50%, 01/24/23	25	26,412
2.63%, 02/21/24	500	540,985
2.75%, 03/15/23	400	426,396
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	163,018
Province of Alberta Canada
2.20%, 07/26/22	284	293,647
3.30%, 03/15/28	750	866,092
3.35%, 11/01/23	250	271,990
Province of British Columbia Canada
2.00%, 10/23/22	150	155,655
2.25%, 06/02/26	280	303,114
2.65%, 09/22/21	379	390,415
Province of Manitoba Canada
2.10%, 09/06/22	175	181,123
2.13%, 05/04/22	150	154,610
2.13%, 06/22/26	125	134,200
3.05%, 05/14/24	225	245,477
Province of New Brunswick Canada
2.50%, 12/12/22	200	209,142
3.63%, 02/24/28	120	141,516
Province of Ontario Canada
2.00%, 10/02/29	1,100	1,175,240
2.20%, 10/03/22	225	233,627
2.25%, 05/18/22	725	750,244
2.40%, 02/08/22	476	491,560
2.50%, 04/27/26	375	408,855
3.20%, 05/16/24	725	796,528
Province of Quebec Canada
1.50%, 02/11/25	425	440,827
2.38%, 01/31/22	150	154,730
2.50%, 04/09/24	250	268,140
2.50%, 04/20/26	375	409,500
2.63%, 02/13/23	150	158,360
2.75%, 08/25/21	50	51,439
2.75%, 04/12/27	270	301,112
7.50%, 07/15/23	100	121,031
Series NN, 7.13%, 02/09/24	250	307,013
Series PD, 7.50%, 09/15/29	370	570,196
Series QO, 2.88%, 10/16/24	400	438,596

		13,531,282

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	250	257,937
3.13%, 03/27/25	25	26,911

Security	Par (000)	Value

Chile (continued)
3.24%, 02/06/28 (Call 11/06/27)	$400	$436,684
3.25%, 09/14/21	100	103,013

		824,545

Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	250	249,965
3.88%, 04/25/27 (Call 01/25/27)	530	562,908
4.00%, 02/26/24 (Call 11/26/23)	200	210,624
4.38%, 07/12/21	350	359,139
4.50%, 01/28/26 (Call 10/28/25)	300	325,938
4.50%, 03/15/29 (Call 12/15/28)	450	496,269
8.13%, 05/21/24	215	258,092

		2,462,935

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	868,248

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	407,757
5.38%, 03/25/24	392	443,717
5.75%, 11/22/23	385	436,024

		1,287,498

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	204,468
2.95%, 01/11/23	200	203,814
3.40%, 09/18/29	200	212,494
4.10%, 04/24/28	350	386,424
4.75%, 02/11/29	250	289,795

		1,296,995

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	350	378,508
4.00%, 06/30/22	200	212,746
State of Israel, 2.50%, 01/15/30	200	213,222

		804,476

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	500	499,435
2.88%, 10/17/29	500	490,365
6.88%, 09/27/23	310	357,858

		1,347,658

Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	500	527,680
2.00%, 11/04/21	300	306,192
2.00%, 10/17/29(b)	500	537,230
2.13%, 02/10/25	400	424,700
2.25%, 11/04/26	250	269,955
2.38%, 11/16/22	400	417,496
2.50%, 06/01/22	500	519,495
2.50%, 05/23/24	500	535,470
2.75%, 01/21/26	250	275,945
2.75%, 11/16/27	250	280,850
2.88%, 06/01/27	400	451,028
2.88%, 07/21/27	320	360,934
3.13%, 07/20/21	250	257,318
3.25%, 07/20/28	250	291,743
3.38%, 10/31/23	500	545,770

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
3.50%, 10/31/28	$250	$298,020
Japan International Cooperation Agency, 2.13%, 10/20/26	280	297,116

		6,596,942

Mexico — 0.2%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)	600	591,414
3.60%, 01/30/25	500	524,780
3.75%, 01/11/28	500	517,175
4.00%, 10/02/23	443	469,208
4.13%, 01/21/26	300	320,805
4.15%, 03/28/27	550	587,988
4.50%, 04/22/29	650	703,118
8.00%, 09/24/22	25	28,482

		3,742,970

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	300	318,168
3.75%, 03/16/25 (Call 12/16/24)	250	268,370
3.88%, 03/17/28 (Call 12/17/27)	200	222,348
4.00%, 09/22/24 (Call 06/22/24)	250	270,565
7.13%, 01/29/26	250	312,782
8.88%, 09/30/27	210	294,691

		1,686,924

Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	257	292,500
7.35%, 07/21/25	280	355,650

		648,150

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	600	648,036
3.75%, 01/14/29	400	457,972
4.20%, 01/21/24	325	352,768
5.50%, 03/30/26	362	432,981
9.50%, 02/02/30	200	325,308
10.63%, 03/16/25	350	489,447

		2,706,512

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	415	436,866
3.25%, 04/06/26	445	493,194
4.00%, 01/22/24	325	359,177
5.00%, 03/23/22	435	466,981

		1,756,218

South Korea — 0.2%
Export-Import Bank of Korea
1.88%, 02/12/25	250	258,822
2.38%, 06/25/24	200	210,072
2.63%, 05/26/26	200	215,434
2.75%, 01/25/22	300	308,571
2.88%, 01/21/25	200	215,532
3.00%, 11/01/22	200	209,474
3.25%, 11/10/25	325	361,452
3.25%, 08/12/26	200	222,492
5.00%, 04/11/22	400	429,600
Korea International Bond
2.50%, 06/19/29	200	217,148
2.75%, 01/19/27	200	216,484

Security	Par (000)	Value

South Korea (continued)
3.50%, 09/20/28	$200	$232,050
5.63%, 11/03/25	150	185,522

		3,282,653

Supranational — 2.1%
African Development Bank
1.25%, 07/26/21	350	353,888
2.13%, 11/16/22	300	312,951
2.38%, 09/23/21	428	439,547
3.00%, 09/20/23	500	542,540
Asian Development Bank
0.63%, 04/07/22	2,000	2,011,740
1.50%, 10/18/24	500	522,620
1.75%, 09/13/22	1,000	1,032,400
1.75%, 09/19/29	500	537,840
1.88%, 02/18/22	795	816,401
1.88%, 01/24/30	540	588,357
2.00%, 02/16/22(b)	275	282,942
2.00%, 01/22/25	470	502,242
2.00%, 04/24/26	550	595,188
2.50%, 11/02/27	500	563,800
2.63%, 01/30/24	525	567,562
2.63%, 01/12/27	500	562,565
2.75%, 03/17/23	350	373,327
2.75%, 01/19/28(b)	255	292,987
Corp. Andina de Fomento
2.13%, 09/27/21	525	527,698
4.38%, 06/15/22	400	419,968
Council of Europe Development Bank, 2.63%, 02/13/23(b)	325	344,734
European Bank for Reconstruction & Development
1.88%, 02/23/22	150	154,025
2.13%, 03/07/22	350	361,084
2.75%, 03/07/23	300	319,578
European Investment Bank
1.38%, 09/15/21	450	456,363
1.38%, 05/15/23	400	412,384
1.63%, 03/14/25	1,000	1,053,700
1.63%, 10/09/29	600	641,280
1.88%, 02/10/25	679	723,325
2.00%, 12/15/22	50	52,132
2.13%, 10/15/21	75	76,874
2.13%, 04/13/26	600	654,282
2.25%, 03/15/22	1,050	1,087,002
2.25%, 08/15/22(b)	850	886,286
2.38%, 06/15/22	781	814,263
2.38%, 05/24/27(b)	379	422,377
2.50%, 03/15/23	1,098	1,164,253
2.63%, 05/20/22	2,000	2,092,000
2.63%, 03/15/24	300	325,305
2.88%, 08/15/23	555	599,733
3.13%, 12/14/23	500	548,505
3.25%, 01/29/24	465	513,444
Inter-American Development Bank
0.88%, 04/03/25	1,000	1,017,270
1.75%, 04/14/22	480	493,018
1.75%, 09/14/22	585	603,913
1.75%, 03/14/25	500	529,360
2.00%, 06/02/26	250	270,505
2.00%, 07/23/26	600	647,922
2.13%, 01/18/22(b)	500	514,770
2.13%, 01/15/25	300	322,134

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.25%, 06/18/29	$700	$783,601
2.38%, 07/07/27	450	500,832
2.50%, 01/18/23	780	823,750
3.00%, 02/21/24	645	706,933
3.13%, 09/18/28	710	839,554
International Bank for Reconstruction & Development
1.38%, 09/20/21	50	50,706
1.50%, 08/28/24	200	208,896
1.63%, 02/10/22	100	102,238
1.75%, 04/19/23	50	52,037
1.75%, 10/23/29	500	539,195
1.88%, 10/07/22(b)	650	673,250
1.88%, 10/27/26	350	376,239
2.00%, 01/26/22	475	488,404
2.13%, 02/13/23(b)	200	209,662
2.13%, 03/03/25	276	297,164
2.50%, 03/19/24	1,070	1,155,985
2.50%, 11/25/24	1,690	1,842,624
2.50%, 07/29/25	518	569,681
2.50%, 11/22/27	140	158,032
2.75%, 07/23/21	925	951,039
3.00%, 09/27/23	1,730	1,881,219
7.63%, 01/19/23	900	1,070,721
International Finance Corp.
1.13%, 07/20/21	250	252,328
1.38%, 10/16/24	400	415,680
2.00%, 10/24/22	225	233,939
2.13%, 04/07/26	250	271,973
2.88%, 07/31/23	85	91,726
Nordic Investment Bank
2.13%, 02/01/22	250	257,505
2.25%, 05/21/24	250	267,943

		46,021,240

Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 12/12/23	500	520,855
2.88%, 03/14/23	600	639,474

		1,160,329

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	290	324,748
4.50%, 08/14/24(b)	205	221,951
8.00%, 11/18/22	100	109,462

		656,161

Total Foreign Government Obligations — 4.2% (Cost: $86,386,136)		90,681,736

Municipal Debt Obligations

California — 0.1%
State of California GO
2.50%, 10/01/29	250	263,918
3.38%, 04/01/25	200	218,674
State of California GO BAB, 5.70%, 11/01/21	300	319,230
University of California RB, Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	268,277

		1,070,099

Security	Par (000)	Value

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	$250	$250,445

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(b)	314	316,943

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	233,514
Series B, 0.00%, 02/15/23 (AGM)(f)	600	569,520

		803,034

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	236,530
Series B, 5.68%, 06/30/28 (NPFGC)	255	307,721

		544,251

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	85	108,606

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	266,178

Total Municipal Debt Obligations — 0.2% (Cost: $3,256,715)		3,359,556

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.0%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,555	2,633,771
Federal Farm Credit Banks Funding Corp., 1.13%, 07/14/21	525	530,492
Federal Home Loan Banks
1.38%, 09/28/20	500	501,705
1.75%, 06/12/20	350	350,151
2.13%, 06/09/23	5,000	5,269,600
2.63%, 10/01/20	315	317,567
2.75%, 12/13/24	250	274,040
2.88%, 09/11/20	600	604,428
3.00%, 12/09/22	2,095	2,239,869
3.00%, 03/10/28	75	86,807
3.13%, 06/13/25	3,730	4,205,836
3.25%, 06/09/28	300	352,140
3.63%, 06/11/21	3,100	3,207,787
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	3,400	3,554,496
2.38%, 02/16/21	2,260	2,293,312
2.38%, 01/13/22	1,250	1,293,887
2.75%, 06/19/23	2,000	2,150,220
Federal National Mortgage Association
1.25%, 05/06/21	550	555,406
1.25%, 08/17/21	600	607,788
1.38%, 02/26/21	625	630,337
1.38%, 10/07/21	3,850	3,911,292
1.75%, 07/02/24	330	348,236
1.88%, 04/05/22	250	257,723
1.88%, 09/24/26	581	622,832
2.00%, 01/05/22	1,000	1,028,450
2.00%, 10/05/22	350	364,455
2.38%, 01/19/23	670	707,594
2.63%, 01/11/22	255	264,955

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.63%, 09/06/24	$1,150	$1,258,261
6.25%, 05/15/29	1,010	1,465,944
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,616

		41,914,997

U.S. Government Obligations — 59.1%
U.S. Treasury Note/Bond
0.13%, 04/30/22	6,000	5,995,547
0.13%, 05/31/22	5,000	4,996,875
0.25%, 04/15/23	2,000	2,003,594
0.25%, 05/31/25	4,000	3,990,313
0.38%, 03/31/22	5,500	5,521,484
0.38%, 04/30/25	4,000	4,013,125
0.50%, 03/31/25	2,500	2,523,438
0.50%, 05/31/27	7,400	7,404,047
0.63%, 03/31/27	850	858,102
0.63%, 05/15/30	15,400	15,371,125
1.13%, 07/31/21	8,000	8,085,938
1.13%, 09/30/21	22,500	22,782,129
1.13%, 02/28/25	4,000	4,158,438
1.13%, 02/28/27	10,800	11,264,062
1.25%, 10/31/21	10,000	10,150,781
1.25%, 07/31/23	4,500	4,648,711
1.38%, 06/30/23	24,100	24,967,977
1.38%, 08/31/23	20,200	20,962,234
1.38%, 09/30/23	5,600	5,816,125
1.50%, 10/31/21	6,000	6,112,266
1.50%, 01/31/22	18,050	18,446,254
1.50%, 02/28/23	2,100	2,175,469
1.50%, 03/31/23	2,000	2,074,219
1.50%, 10/31/24	15,000	15,805,078
1.50%, 11/30/24	7,000	7,382,266
1.50%, 08/15/26	10,000	10,649,219
1.50%, 02/15/30	3,200	3,461,500
1.63%, 12/31/21	15,000	15,342,187
1.63%, 08/15/22	5,750	5,933,731
1.63%, 08/31/22	1,000	1,032,500
1.63%, 11/15/22	9,019	9,338,188
1.63%, 04/30/23	1,250	1,301,953
1.63%, 05/31/23	1,000	1,042,734
1.63%, 10/31/23	6,000	6,287,812
1.63%, 02/15/26	9,700	10,373,695
1.63%, 05/15/26	11,000	11,780,312
1.63%, 11/30/26	6,000	6,448,125
1.63%, 08/15/29(b)	5,000	5,457,813
1.75%, 07/31/21	5,300	5,396,063
1.75%, 02/28/22	194	199,312
1.75%, 03/31/22	4,200	4,320,914
1.75%, 05/15/22	4,000	4,122,969
1.75%, 06/30/22	6,000	6,196,406
1.75%, 09/30/22	5,800	6,012,063
1.75%, 01/31/23	7,400	7,707,562
1.75%, 05/15/23	9,745	10,191,138
1.75%, 12/31/24	10,000	10,665,625
1.75%, 11/15/29	4,500	4,970,391
1.88%, 11/30/21	6,000	6,152,812
1.88%, 01/31/22	15,800	16,246,227
1.88%, 02/28/22	35,750	36,808,535
1.88%, 03/31/22	30,200	31,136,672
1.88%, 04/30/22	4,000	4,129,844
1.88%, 07/31/22	9,900	10,263,516

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 08/31/22	$5,000	$5,190,625
1.88%, 09/30/22	5,000	5,197,266
1.88%, 10/31/22	5,000	5,204,297
1.88%, 08/31/24	4,500	4,804,453
2.00%, 08/31/21	26,250	26,839,600
2.00%, 10/31/21	1,000	1,025,703
2.00%, 11/15/21	9,600	9,854,250
2.00%, 12/31/21	13,520	13,907,644
2.00%, 02/15/22	9,500	9,794,648
2.00%, 07/31/22	7,000	7,276,719
2.00%, 11/30/22	13,200	13,798,125
2.00%, 02/15/23	5,345	5,605,569
2.00%, 04/30/24	10,550	11,270,367
2.00%, 05/31/24	6,000	6,417,656
2.00%, 06/30/24	12,000	12,848,438
2.00%, 02/15/25	17,000	18,349,375
2.00%, 08/15/25	15,700	17,040,633
2.00%, 11/15/26	14,400	15,811,875
2.13%, 06/30/21	6,100	6,226,766
2.13%, 08/15/21	17,295	17,695,622
2.13%, 09/30/21	18,000	18,462,656
2.13%, 12/31/21	5,650	5,823,252
2.13%, 05/15/22	9,750	10,120,576
2.13%, 06/30/22	8,000	8,325,625
2.13%, 12/31/22	9,400	9,870,734
2.13%, 11/30/23	9,300	9,916,125
2.13%, 02/29/24	30,800	32,963,219
2.13%, 03/31/24	26,000	27,866,719
2.13%, 07/31/24	7,750	8,346,992
2.13%, 09/30/24	3,000	3,238,359
2.13%, 11/30/24	6,000	6,491,719
2.13%, 05/15/25	23,300	25,358,774
2.25%, 12/31/23	8,000	8,577,500
2.25%, 01/31/24	6,300	6,764,625
2.25%, 04/30/24	13,500	14,552,578
2.25%, 10/31/24	17,000	18,464,922
2.25%, 11/15/24	14,000	15,216,250
2.25%, 11/15/25	12,000	13,220,625
2.25%, 02/15/27	7,900	8,828,250
2.25%, 08/15/27	17,000	19,111,719
2.25%, 11/15/27	19,300	21,757,734
2.38%, 08/15/24	11,200	12,186,125
2.38%, 05/15/27	7,000	7,905,625
2.38%, 05/15/29	6,000	6,930,937
2.50%, 01/15/22	5,000	5,187,891
2.50%, 02/15/22	7,400	7,692,531
2.50%, 03/31/23	2,300	2,450,039
2.50%, 08/15/23	2,040	2,189,334
2.50%, 05/15/24	21,025	22,884,398
2.63%, 06/15/21	5,050	5,176,842
2.63%, 06/30/23	4,750	5,102,910
2.63%, 01/31/26	13,000	14,628,047
2.63%, 02/15/29	8,922	10,468,015
2.75%, 04/30/23	2,300	2,470,523
2.75%, 07/31/23	20,000	21,606,250
2.75%, 11/15/23	7,150	7,773,949
2.75%, 02/15/28	26,690	31,181,427
2.88%, 09/30/23	8,000	8,706,875
2.88%, 04/30/25	15,350	17,263,953
2.88%, 07/31/25	2,000	2,259,531

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/30/25	$3,500	$3,976,875
2.88%, 08/15/28	25,150	29,834,187
3.00%, 09/30/25	5,200	5,926,781
5.25%, 11/15/28	10,750	14,915,625
5.25%, 02/15/29	3,650	5,100,305
5.50%, 08/15/28	8,500	11,876,094
6.00%, 02/15/26	2,500	3,290,430
6.50%, 11/15/26	4,000	5,545,000
6.75%, 08/15/26	1,000	1,388,359
6.88%, 08/15/25	2,000	2,673,906
7.50%, 11/15/24	3,750	4,944,141
7.63%, 11/15/22	1,000	1,181,563
8.00%, 11/15/21	3,700	4,118,563

		1,266,755,030

Total U.S. Government & Agency Obligations — 61.1% (Cost: $1,236,953,474)		1,308,670,027

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)(i)	21,694	21,693,620

Total Short-Term Investments — 1.0% (Cost: $21,693,620)		21,693,620

Total Investments in Securities — 100.0% (Cost: $2,032,062,223)		2,141,689,716

Other Assets, Less Liabilities — 0.0%		428,675

Net Assets — 100.0%		$2,142,118,391

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,018	4,676	21,694	$21,693,620	$34,385	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Intermediate Government/Credit Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$717,284,777	$—	$717,284,777
Foreign Government Obligations	—	90,681,736	—	90,681,736
Municipal Debt Obligations	—	3,359,556	—	3,359,556
U.S. Government & Agency Obligations	—	1,308,670,027	—	1,308,670,027
Money Market Funds	21,693,620	—	—	21,693,620

	$21,693,620	$2,119,996,096	$—	$2,141,689,716

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond